United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2025

Date of reporting period: January 31, 2025

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.96%
Communication Services - 3.12%
Entertainment - 0.54%
Electronic Arts, Inc.	2,766	$339,969
Warner Bros Discovery, Inc.A	24,399	254,726

		594,695

Interactive Media & Services - 1.09%
Alphabet, Inc., Class A	5,851	1,193,721

Media - 1.49%
Comcast Corp., Class A	39,144	1,317,587
Omnicom Group, Inc.	1,686	146,328
Paramount Global, Class B	15,000	163,200

		1,627,115

Total Communication Services		3,415,531

Consumer Discretionary - 4.00%
Automobile Components - 0.14%
BorgWarner, Inc.	4,900	156,310

Automobiles - 0.70%
General Motors Co.	15,442	763,761

Hotels, Restaurants & Leisure - 2.72%
Booking Holdings, Inc.	33	156,340
Carnival Corp.A	54,172	1,498,939
Las Vegas Sands Corp.	18,398	843,180
Wynn Resorts Ltd.	5,532	480,454

		2,978,913

Household Durables - 0.28%
Lennar Corp., Class A	2,307	302,771

Specialty Retail - 0.16%
Lithia Motors, Inc.	450	169,245

Total Consumer Discretionary		4,371,000

Consumer Staples - 2.66%
Beverages - 0.94%
Keurig Dr. Pepper, Inc.	31,997	1,027,104

Food Products - 0.81%
Conagra Brands, Inc.	8,400	217,476
Kraft Heinz Co.	22,300	665,432

		882,908

Tobacco - 0.91%
Philip Morris International, Inc.	7,699	1,002,410

Total Consumer Staples		2,912,422

Energy - 5.80%
Energy Equipment & Services - 1.65%
Baker Hughes Co.	9,000	415,620
Halliburton Co.	19,696	512,490
NOV, Inc.	39,000	563,550
Schlumberger NV	7,800	314,184

		1,805,844

Oil, Gas & Consumable Fuels - 4.15%
APA Corp.	42,714	936,718
ConocoPhillips	2,536	250,633
Exxon Mobil Corp.	7,599	811,801
Hess Corp.	3,847	534,848
Murphy Oil Corp.	3,500	93,205
Ovintiv, Inc.	10,500	443,310
Permian Resources Corp.	31,009	454,282
Phillips 66	3,105	365,986

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.96% (continued)
Energy - 5.80% (continued)
Oil, Gas & Consumable Fuels - 4.15% (continued)
Shell PLC, ADR	9,735	$641,050

		4,531,833

Total Energy		6,337,677

Financials - 11.52%
Banks - 5.70%
Bank of America Corp.	29,493	1,365,526
Citigroup, Inc.	15,957	1,299,379
Citizens Financial Group, Inc.	10,168	483,692
First Citizens BancShares, Inc., Class A	75	165,352
Truist Financial Corp.	5,300	252,386
U.S. Bancorp	18,548	886,223
Wells Fargo & Co.	18,548	1,461,582
Western Alliance Bancorp	3,701	325,207

		6,239,347

Capital Markets - 1.13%
Bank of New York Mellon Corp.	4,815	413,753
Goldman Sachs Group, Inc.	267	170,987
State Street Corp.	6,376	647,929

		1,232,669

Consumer Finance - 0.79%
American Express Co.	1,984	629,821
Capital One Financial Corp.	1,150	234,266

		864,087

Financial Services - 1.72%
Corebridge Financial, Inc.	10,200	344,352
Fidelity National Information Services, Inc.	18,804	1,531,962

		1,876,314

Insurance - 2.18%
American International Group, Inc.	16,423	1,209,718
Everest Group Ltd.	901	313,107
Hartford Financial Services Group, Inc.	3,540	394,887
Willis Towers Watson PLC	1,413	465,675

		2,383,387

Total Financials		12,595,804

Health Care - 8.26%
Health Care Equipment & Supplies - 2.06%
GE HealthCare Technologies, Inc.	7,187	634,612
Medtronic PLC	13,302	1,208,088
Solventum Corp.A	2,300	170,338
Zimmer Biomet Holdings, Inc.	2,172	237,790

		2,250,828

Health Care Providers & Services - 4.06%
Centene Corp.A	4,960	317,589
Cigna Group	1,000	294,210
CVS Health Corp.	12,930	730,287
Elevance Health, Inc.	3,520	1,392,864
HCA Healthcare, Inc.	1,040	343,106
Humana, Inc.	1,410	413,454
Labcorp Holdings, Inc.	700	174,860
UnitedHealth Group, Inc.	1,439	780,643

		4,447,013

Life Sciences Tools & Services - 0.75%
Avantor, Inc.A	36,807	820,060

Pharmaceuticals - 1.39%
GSK PLC, ADRB	4,954	174,727

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.96% (continued)
Health Care - 8.26% (continued)
Pharmaceuticals - 1.39% (continued)
Merck & Co., Inc.	5,330	$526,711
Sanofi SA, ADR	15,047	817,654

		1,519,092

Total Health Care		9,036,993

Industrials - 5.46%
Aerospace & Defense - 0.89%
Boeing Co.A	2,030	358,335
General Dynamics Corp.	550	141,339
RTX Corp.	3,700	477,115

		976,789

Air Freight & Logistics - 0.61%
FedEx Corp.	2,530	670,121

Building Products - 0.72%
Johnson Controls International PLC	10,008	780,624

Construction & Engineering - 0.37%
AECOM	2,763	291,331
Fluor Corp.A	2,300	110,883

		402,214

Ground Transportation - 0.64%
JB Hunt Transport Services, Inc.	2,612	447,227
Norfolk Southern Corp.	1,000	255,300

		702,527

Machinery - 1.75%
CNH Industrial NV	28,280	364,246
Cummins, Inc.	1,522	542,213
Deere & Co.	370	176,327
Fortive Corp.	4,331	352,240
PACCAR, Inc.	2,958	327,983
Timken Co.	1,900	152,513

		1,915,522

Professional Services - 0.48%
Jacobs Solutions, Inc.	3,761	527,029

Total Industrials		5,974,826

Information Technology - 5.25%
Communications Equipment - 1.43%
F5, Inc.A	5,270	1,566,560

IT Services - 0.48%
Cognizant Technology Solutions Corp., Class A	6,318	521,930

Semiconductors & Semiconductor Equipment - 1.73%
Entegris, Inc.	3,104	315,180
Microchip Technology, Inc.	8,520	462,636
Micron Technology, Inc.	2,380	217,151
QUALCOMM, Inc.	5,194	898,199

		1,893,166

Software - 1.61%
Oracle Corp.	3,728	633,984
Workday, Inc., Class AA	4,300	1,126,858

		1,760,842

Total Information Technology		5,742,498

Materials - 2.83%
Chemicals - 1.97%
Air Products & Chemicals, Inc.	3,653	1,224,705
Axalta Coating Systems Ltd.A	17,389	624,960

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.96% (continued)
Materials - 2.83% (continued)
Chemicals - 1.97% (continued)
Olin Corp.	10,400	$304,616

		2,154,281

Construction Materials - 0.86%
CRH PLC	9,461	936,923

Total Materials		3,091,204

Real Estate - 1.42%
Industrial REITs - 0.33%
Prologis, Inc.	3,003	358,108

Specialized REITs - 1.09%
Millrose Properties, Inc., Class AA C D	149	1,648
Public Storage	1,823	544,129
VICI Properties, Inc.	21,844	650,296

		1,196,073

Total Real Estate		1,554,181

Utilities - 3.64%
Electric Utilities - 3.04%
Entergy Corp.	15,154	1,228,687
Pinnacle West Capital Corp.	8,395	730,029
PPL Corp.	17,847	599,659
Xcel Energy, Inc.	11,335	761,712

		3,320,087

Multi-Utilities - 0.60%
Dominion Energy, Inc.	11,800	655,962

Total Utilities		3,976,049

Total Common Stocks (Cost $41,993,205)		59,008,185

	Principal Amount
CORPORATE OBLIGATIONS - 12.19%
Basic Materials - 0.05%
Chemicals - 0.05%
EIDP, Inc., 1.700%, Due 7/15/2025	$55,000	54,278

Communications - 1.51%
Internet - 0.44%
Amazon.com, Inc.,
1.200%, Due 6/3/2027	250,000	232,560
4.650%, Due 12/1/2029	250,000	251,634

		484,194

Media - 0.70%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, Due 6/1/2034	145,000	148,050
Comcast Corp., 6.550%, Due 7/1/2039	217,000	232,826
Cox Communications, Inc.,
5.450%, Due 9/1/2034E	145,000	139,388
5.950%, Due 9/1/2054E	265,000	242,892

		763,156

Telecommunications - 0.37%
AT&T, Inc.,
3.800%, Due 12/1/2057	70,000	48,547
3.650%, Due 9/15/2059	270,000	179,772
Verizon Communications, Inc., 4.780%, Due 2/15/2035E	181,000	172,500

		400,819

Total Communications		1,648,169

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.19% (continued)
Consumer, Cyclical - 0.88%
Airlines - 0.05%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019-1, AA	$64,248	$58,815

Home Furnishings - 0.10%
Whirlpool Corp., 5.150%, Due 3/1/2043	125,000	104,738

Retail - 0.73%
Home Depot, Inc., 2.950%, Due 6/15/2029	500,000	465,397
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	137,339
7.550%, Due 2/15/2030	169,000	192,170

		794,906

Total Consumer, Cyclical		958,459

Consumer, Non-Cyclical - 0.78%
Beverages - 0.28%
PepsiCo, Inc., 4.450%, Due 5/15/2028	300,000	300,034

Commercial Services - 0.02%
Moody’s Corp., 2.550%, Due 8/18/2060	50,000	25,095

Pharmaceuticals - 0.48%
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	560,000	528,977

Total Consumer, Non-Cyclical		854,106

Energy - 0.26%
Oil & Gas - 0.17%
BP Capital Markets America, Inc., 3.379%, Due 2/8/2061	45,000	28,608
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)F G	150,000	153,185

		181,793

Pipelines - 0.09%
ONEOK Partners LP, 6.850%, Due 10/15/2037	45,000	48,312
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032E	65,000	54,234

		102,546

Total Energy		284,339

Financial - 3.48%
Banks - 2.46%
Bank of America Corp.,
1.734%, Due 7/22/2027, (1 day USD SOFR + 0.960%)F	350,000	334,766
2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)F	335,000	275,216
6.110%, Due 1/29/2037	176,000	182,164
Citigroup, Inc.,
3.400%, Due 5/1/2026	350,000	344,623
5.875%, Due 1/30/2042	145,000	148,692
Fifth Third Bank NA, 2.250%, Due 2/1/2027, BKNT	250,000	238,266
JPMorgan Chase & Co.,
6.500%, Due 4/1/2030, OO, (5 yr. CMT + 2.152%)F G	120,000	121,453
5.500%, Due 10/15/2040	313,000	314,101
Morgan Stanley, 2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)F	355,000	291,227
PNC Financial Services Group, Inc., 2.550%, Due 1/22/2030	500,000	446,057

		2,696,565

Insurance - 1.02%
Berkshire Hathaway Finance Corp., 2.300%, Due 3/15/2027	300,000	287,942
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	55,000	33,573
Markel Group, Inc.,
5.000%, Due 5/20/2049	100,000	86,749
3.450%, Due 5/7/2052	125,000	82,896

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.19% (continued)
Financial - 3.48% (continued)
Insurance - 1.02% (continued)
MetLife, Inc.,
6.375%, Due 6/15/2034	$169,000	$181,747
4.721%, Due 12/15/2044	193,000	170,786
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	271,806

		1,115,499

Total Financial		3,812,064

Industrial - 1.13%
Aerospace/Defense - 0.21%
RTX Corp., 6.125%, Due 7/15/2038	217,000	227,650

Machinery - Construction & Mining - 0.18%
Caterpillar Financial Services Corp., 4.375%, Due 8/16/2029	200,000	197,146

Machinery - Diversified - 0.41%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	450,570

Transportation - 0.33%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	208,077
CSX Corp., 5.500%, Due 4/15/2041	157,000	156,378

		364,455

Total Industrial		1,239,821

Technology - 1.69%
Computers - 1.27%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	180,031
2.200%, Due 9/11/2029	300,000	270,849
Dell International LLC/EMC Corp., 3.450%, Due 12/15/2051	26,000	17,430
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	521,152
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	403,273

		1,392,735

Semiconductors - 0.42%
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	454,948

Total Technology		1,847,683

Utilities - 2.41%
Electric - 2.41%
Appalachian Power Co., 4.500%, Due 3/1/2049, Y	210,000	168,244
Arizona Public Service Co., 2.650%, Due 9/15/2050	30,000	17,367
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	246,397
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, 09-C	169,000	166,496
Dominion Energy, Inc., 6.625%, Due 5/15/2055, (5 yr. CMT + 2.207%)F	175,000	176,758
DTE Energy Co., 1.050%, Due 6/1/2025, F	75,000	74,086
Duke Energy Carolinas LLC,
5.250%, Due 3/15/2035	55,000	54,557
6.000%, Due 1/15/2038	40,000	41,634
6.050%, Due 4/15/2038	115,000	120,807
3.200%, Due 8/15/2049	45,000	29,983
Duke Energy Corp., 5.800%, Due 6/15/2054	95,000	91,991
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	75,000	60,845
4.200%, Due 8/15/2045	30,000	24,266
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, A-2	265,000	215,139
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	55,000	36,662

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.19% (continued)
Utilities - 2.41% (continued)
Electric - 2.41% (continued)
Entergy Corp.,
2.800%, Due 6/15/2030	$30,000	$26,748
7.125%, Due 12/1/2054, (5 yr. CMT + 2.670%)F	45,000	45,882
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	38,989
Kentucky Utilities Co., 3.300%, Due 6/1/2050	55,000	36,561
National Rural Utilities Cooperative Finance Corp., 5.450%, Due 10/30/2025	70,000	70,461
Pacific Gas & Electric Co., 5.550%, Due 5/15/2029	40,000	39,852
PacifiCorp,
4.150%, Due 2/15/2050	125,000	95,220
5.350%, Due 12/1/2053	95,000	85,704
5.500%, Due 5/15/2054	155,000	143,184
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	45,000	44,720
Sempra,
3.300%, Due 4/1/2025	85,000	84,789
6.400%, Due 10/1/2054, (5 yr. CMT + 2.632%)F	135,000	130,309
6.875%, Due 10/1/2054, (5 yr. CMT + 2.789%)F	100,000	99,893
6.550%, Due 4/1/2055, (5 yr. CMT + 2.138%)F	45,000	43,813
6.625%, Due 4/1/2055, (5 yr. CMT + 2.354%)F	80,000	78,974
System Energy Resources, Inc., 5.300%, Due 12/15/2034	45,000	43,944

		2,634,275

Total Utilities		2,634,275

Total Corporate Obligations (Cost $14,039,819)		13,333,194

FOREIGN CORPORATE OBLIGATIONS - 3.44%
Communications - 0.39%
Telecommunications - 0.39%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	178,674
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042E	150,000	135,796
Rogers Communications, Inc., 4.300%, Due 2/15/2048	140,000	108,210

		422,680

Total Communications		422,680

Consumer, Cyclical - 0.32%
Auto Manufacturers - 0.32%
Mercedes-Benz Finance North America LLC, 5.250%, Due 11/29/2027E	350,000	353,015

Consumer, Non-Cyclical - 1.37%
Agriculture - 0.38%
BAT Capital Corp.,
6.000%, Due 2/20/2034	35,000	35,946
4.540%, Due 8/15/2047	260,000	207,321
Reynolds American, Inc., 5.700%, Due 8/15/2035	175,000	175,153

		418,420

Beverages - 0.46%
Anheuser-Busch InBev Worldwide, Inc., 5.450%, Due 1/23/2039	500,000	497,927

Pharmaceuticals - 0.53%
Bayer U.S. Finance II LLC, 3.950%, Due 4/15/2045E	245,000	171,750

Bayer U.S. Finance LLC,
6.125%, Due 11/21/2026E	200,000	203,628
6.875%, Due 11/21/2053E	200,000	203,718

		579,096

Total Consumer, Non-Cyclical		1,495,443

Energy - 0.82%
Oil & Gas - 0.36%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049E	500,000	398,588

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 3.44% (continued)
Energy - 0.82% (continued)
Pipelines - 0.46%
Enbridge, Inc.,
7.200%, Due 6/27/2054, (5 yr. CMT + 2.970%)F	$115,000	$117,792
7.375%, Due 3/15/2055, (5 yr. CMT + 3.122%)F	290,000	300,507
TransCanada PipeLines Ltd., 6.100%, Due 6/1/2040	82,000	83,245

		501,544

Total Energy		900,132

Financial - 0.49%
Banks - 0.22%
Royal Bank of Canada, 1.200%, Due 4/27/2026	250,000	240,092

Diversified Financial Services - 0.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.950%, Due 3/10/2055, (5 yr. CMT + 2.720%)F	150,000	153,685

Insurance - 0.13%
Fairfax Financial Holdings Ltd., 6.350%, Due 3/22/2054	140,000	143,097

Total Financial		536,874

Utilities - 0.05%
Electric - 0.05%
National Grid PLC, 5.809%, Due 6/12/2033	50,000	50,884

Total Foreign Corporate Obligations (Cost $3,829,291)		3,759,028

FOREIGN SOVEREIGN OBLIGATIONS - 0.58%
Israel Government International Bonds, 5.500%, Due 3/12/2034	200,000	197,318

Mexico Government International Bonds,
4.280%, Due 8/14/2041	250,000	184,723
3.771%, Due 5/24/2061	450,000	257,744

Total Foreign Sovereign Obligations (Cost $680,573)		639,785

ASSET-BACKED OBLIGATIONS - 1.15%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022-1 A3	32,578	32,457
AmeriCredit Automobile Receivables Trust,
5.840%, Due 10/19/2026, 2023-1 A2A	10,260	10,268
4.380%, Due 4/18/2028, 2022-2 A3	38,268	38,250
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022-A A3	15,558	15,496
CNH Equipment Trust, 5.420%, Due 10/15/2027, 2024-B A2A	44,292	44,478
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021-2 AE	110,000	104,109
GM Financial Consumer Automobile Receivables Trust, 4.620%, Due 12/17/2029, 2025-1 A3	90,000	90,128
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AE	90,000	85,216
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026, 2022-1 A3	32,393	32,152
4.930%, Due 11/15/2027, 2023-2 A3	100,000	100,417
John Deere Owner Trust,
2.320%, Due 9/15/2026, 2022-A A3	24,265	24,080
3.740%, Due 2/16/2027, 2022-B A3	56,070	55,817
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021-1 A1E	125,000	115,546
Porsche Financial Auto Securitization Trust, 4.440%, Due 1/22/2030, 2024-1A A3E	165,000	164,533
Porsche Innovative Lease Owner Trust, 4.670%, Due 11/22/2027, 2024-1A A3E	100,000	100,125
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIE	98,250	87,242
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020-1A AE	135,000	133,675
Toyota Auto Receivables Owner Trust, 1.230%, Due 6/15/2026, 2022-A A3	17,814	17,702
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021-1 A3	9,208	9,172

Total Asset-Backed Obligations (Cost $1,291,723)		1,260,863

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.22%
BX Commercial Mortgage Trust, 5.121%, Due 9/15/2036, 2021-VOLT A, (1 mo. USD Term SOFR + 0.814%)E F	$140,000	$139,300
NRTH Mortgage Trust, 5.948%, Due 3/15/2039, 2024-PARK A, (1 mo. USD Term SOFR + 1.641%)E F	100,000	100,344

Total Commercial Mortgage-Backed Obligations (Cost $239,757)		239,644

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.34%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	5,835	5,723
3.000%, Due 11/1/2032	33,587	32,032
5.000%, Due 8/1/2033	12,639	12,603
5.500%, Due 2/1/2034	12,244	12,335
2.500%, Due 6/1/2035	54,180	49,760
2.000%, Due 3/1/2036	162,086	144,565
4.000%, Due 1/1/2041	38,985	36,764
4.500%, Due 2/1/2041	27,724	26,923
2.500%, Due 9/1/2041	128,573	109,908
3.500%, Due 5/1/2042	127,915	116,648
3.500%, Due 6/1/2042	128,876	117,641
3.000%, Due 4/1/2047	114,409	97,463
3.000%, Due 8/1/2048	105,538	91,805
2.500%, Due 7/1/2050	70,779	58,320
2.500%, Due 12/1/2050	65,120	53,856
2.500%, Due 11/1/2051	127,851	105,636
2.000%, Due 2/1/2052	118,128	92,850
2.000%, Due 3/1/2052	209,042	163,138
2.500%, Due 5/1/2052	103,700	85,593
6.000%, Due 3/1/2053	67,082	68,553
4.500%, Due 5/1/2053	98,918	93,158
5.000%, Due 8/1/2053	203,799	197,018
6.000%, Due 8/1/2053	172,502	174,662
5.500%, Due 9/1/2053	109,856	109,757
5.500%, Due 2/1/2054	308,865	306,133
5.500%, Due 4/1/2054	296,993	293,820
6.000%, Due 4/1/2054	148,444	151,294
6.000%, Due 8/1/2054	102,101	103,400
5.000%, Due 9/1/2054	156,732	151,976

		3,063,334

Federal National Mortgage Association,
3.500%, Due 1/1/2028	5,740	5,653
5.000%, Due 3/1/2034	13,770	13,700
4.500%, Due 4/1/2034	24,083	23,719
3.000%, Due 10/1/2034	3,190	3,011
2.000%, Due 11/1/2035	107,734	96,661
2.000%, Due 12/1/2035	50,769	45,472
3.500%, Due 6/1/2037	74,124	70,007
5.500%, Due 6/1/2038	3,078	3,091
4.500%, Due 1/1/2040	28,161	27,259
5.000%, Due 5/1/2040	47,743	47,455
5.000%, Due 6/1/2040	32,885	32,687
4.000%, Due 9/1/2040	26,843	25,281
4.000%, Due 1/1/2041	53,531	50,416
2.500%, Due 11/1/2041	103,038	88,096
3.000%, Due 6/1/2043	251,008	221,359
3.000%, Due 8/1/2043	226,798	199,868
4.000%, Due 7/1/2045	54,567	50,647
3.500%, Due 8/1/2045	24,374	22,060
3.500%, Due 11/1/2045	243,408	220,065
3.500%, Due 1/1/2046	95,440	86,407
3.500%, Due 5/1/2046	25,154	22,663
4.000%, Due 7/1/2046	53,747	49,976
3.000%, Due 10/1/2046	20,022	17,368
3.000%, Due 11/1/2046	118,330	103,501
3.500%, Due 3/1/2047	28,271	25,439
4.500%, Due 7/1/2047	13,209	12,632

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.34% (continued)
Federal National Mortgage Association, (continued)
4.500%, Due 8/1/2047	$22,809	$21,838
3.500%, Due 9/1/2047	36,807	33,129
4.500%, Due 4/1/2048	10,575	10,052
4.500%, Due 7/1/2048	63,203	60,480
4.500%, Due 10/1/2049	72,158	68,728
4.000%, Due 11/1/2049	145,807	134,785
2.500%, Due 8/1/2050	314,949	260,260
3.000%, Due 8/1/2050	90,260	77,733
2.500%, Due 9/1/2050	102,341	84,386
2.500%, Due 10/1/2050	47,837	39,456
3.000%, Due 10/1/2050	96,891	83,489
2.000%, Due 3/1/2051	150,808	119,300
2.000%, Due 4/1/2051	235,123	184,641
3.000%, Due 5/1/2051	108,208	93,372
3.000%, Due 6/1/2051	109,973	94,365
3.500%, Due 6/1/2051	125,276	111,455
2.000%, Due 7/1/2051	242,882	190,767
3.500%, Due 7/1/2051	108,922	97,456
2.500%, Due 8/1/2051	227,419	187,231
3.000%, Due 11/1/2051	82,349	70,249
2.000%, Due 1/1/2052	370,492	292,389
2.500%, Due 2/1/2052	511,843	421,583
3.500%, Due 5/1/2052	143,819	127,516
4.000%, Due 6/1/2052	170,491	156,168
5.000%, Due 6/1/2052	266,062	259,948
3.000%, Due 7/1/2052	110,040	94,858
4.500%, Due 10/1/2052	165,287	156,255
5.000%, Due 12/1/2052	124,339	120,517
5.000%, Due 4/1/2053	84,728	82,361
4.500%, Due 6/1/2053	104,836	99,692
5.500%, Due 10/1/2053	197,998	195,782
6.000%, Due 1/1/2054	218,138	221,148
5.500%, Due 2/1/2054	202,869	201,596
6.500%, Due 6/1/2054	42,990	44,549
5.500%, Due 11/1/2054	213,771	211,488

		6,273,515

Government National Mortgage Association,
6.500%, Due 8/15/2027	2,600	2,636
6.500%, Due 11/15/2027	3,326	3,376
7.500%, Due 12/15/2028	4,655	4,771
5.500%, Due 7/15/2033	12,846	13,114
6.000%, Due 12/15/2033	17,926	18,326
5.500%, Due 2/20/2034	18,390	18,640
5.000%, Due 10/15/2039	36,149	36,111
3.500%, Due 9/15/2041	70,729	64,977
3.500%, Due 8/20/2047	13,693	12,380
3.500%, Due 10/20/2047	12,545	11,321
4.000%, Due 1/20/2048	62,699	58,405
5.000%, Due 1/20/2050	29,373	28,937
4.500%, Due 2/20/2050	27,529	26,364
5.000%, Due 2/20/2050	15,114	14,915
2.500%, Due 4/20/2050	133,182	111,859
2.500%, Due 6/20/2051	133,296	111,559
3.000%, Due 6/20/2051	57,572	50,134
2.500%, Due 7/20/2051	209,174	174,924
3.000%, Due 8/20/2051	131,166	115,604
2.500%, Due 11/20/2051	106,919	89,412
3.000%, Due 12/20/2051	255,758	222,567
3.500%, Due 1/20/2052	93,170	83,426
4.000%, Due 3/20/2052	96,592	88,877
2.500%, Due 4/20/2052	60,271	50,403
4.500%, Due 9/20/2052	126,929	120,144

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.34% (continued)
Government National Mortgage Association, (continued)
5.000%, Due 4/20/2053	$245,202	$238,537
5.500%, Due 7/20/2053	196,348	195,238

		1,966,957

Total U.S. Agency Mortgage-Backed Obligations (Cost $12,316,946)		11,303,806

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.82%
Federal Farm Credit Banks Funding Corp.,
4.375%, Due 10/24/2029	250,000	250,002
3.750%, Due 1/25/2030	300,000	291,359
Federal Home Loan Banks, 4.500%, Due 12/14/2029	350,000	351,765

		893,126

Total U.S. Government Agency Obligations (Cost $904,804)		893,126

U.S. TREASURY OBLIGATIONS - 9.48%
U.S. Treasury Bonds,
6.875%, Due 8/15/2025	279,000	283,534
5.250%, Due 11/15/2028	217,000	223,849
4.750%, Due 2/15/2037	304,000	309,415
4.500%, Due 8/15/2039	241,000	235,210
2.750%, Due 8/15/2042	250,000	188,164
2.875%, Due 5/15/2049	500,000	354,805

		1,594,977

U.S. Treasury Notes,
1.500%, Due 2/15/2025	2,265,000	2,262,898
1.125%, Due 2/28/2025	150,000	149,662
4.250%, Due 10/15/2025	250,000	249,916
4.875%, Due 4/30/2026	355,000	357,565
2.000%, Due 11/15/2026	500,000	480,879
2.500%, Due 3/31/2027	250,000	241,143
4.125%, Due 10/31/2027	250,000	249,121
2.875%, Due 5/15/2028	200,000	191,312
2.875%, Due 8/15/2028	300,000	285,891
2.625%, Due 2/15/2029	450,000	421,576
2.875%, Due 4/30/2029	300,000	282,926
2.375%, Due 5/15/2029	450,000	415,600
1.625%, Due 8/15/2029	350,000	311,432
1.750%, Due 11/15/2029	850,000	756,268
3.500%, Due 1/31/2030	350,000	336,301
4.000%, Due 2/28/2030	250,000	245,703
3.625%, Due 9/30/2031	200,000	190,391
4.125%, Due 11/15/2032	250,000	244,131
3.500%, Due 2/15/2033	250,000	233,027
3.875%, Due 8/15/2033	200,000	190,742
4.000%, Due 2/15/2034	300,000	287,789
4.375%, Due 5/15/2034	100,000	98,609
3.875%, Due 8/15/2034	300,000	284,156

		8,767,038

Total U.S. Treasury Obligations (Cost $11,009,532)		10,362,015

	Shares
FOREIGN COMMON STOCKS - 5.04%
Communication Services - 0.30%
Media - 0.30%
WPP PLC, ADRB	6,900	327,612

Consumer Discretionary - 1.40%
Automobile Components - 1.40%
Aptiv PLCA	14,669	915,639
Magna International, Inc.	15,604	619,011

		1,534,650

Total Consumer Discretionary		1,534,650

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 5.04% (continued)
Consumer Staples - 0.63%
Beverages - 0.23%
Anheuser-Busch InBev SA, ADRB	5,100	$250,818

Personal Products - 0.40%
Unilever PLC, ADR	7,640	438,383

Total Consumer Staples		689,201

Energy - 1.09%
Oil, Gas & Consumable Fuels - 1.09%
Cenovus Energy, Inc.	10,600	153,382
Enbridge, Inc.	24,028	1,038,971

		1,192,353

Total Energy		1,192,353

Financials - 0.45%
Banks - 0.45%
Bank of Nova Scotia	9,537	488,008

Information Technology - 1.17%
Communications Equipment - 0.87%
Telefonaktiebolaget LM Ericsson, ADR	127,130	952,203

Electronic Equipment, Instruments & Components - 0.30%
TE Connectivity PLC	2,208	326,718

Total Information Technology		1,278,921

Total Foreign Common Stocks (Cost $5,175,343)		5,510,745

SHORT-TERM INVESTMENTS - 2.54% (Cost $2,782,625)
Investment Companies - 2.54%
American Beacon U.S. Government Money Market Select Fund, 4.23%H I	2,782,625	2,782,625

SECURITIES LENDING COLLATERAL - 0.00% (Cost $2,040)
Investment Companies - 0.00%
American Beacon U.S. Government Money Market Select Fund, 4.23%H I	2,040	2,040

TOTAL INVESTMENTS - 99.76% (Cost $94,265,658)		109,095,056
OTHER ASSETS, NET OF LIABILITIES - 0.24%		257,512

TOTAL NET ASSETS - 100.00%		$109,352,568

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at January 31, 2025.
C	Value was determined using significant unobservable inputs.
D

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $1,648 or 0.00% of net assets.

E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,105,599 or 2.84% of net assets. The Fund has no right to demand registration of these securities.

F

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2025.

G	Perpetual maturity. The date shown, if any, is the next call date.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

LP - Limited Partnership.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Long Futures Contracts Open on January 31, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	8	March 2025	$2,424,554	$2,426,900	$2,346

			$2,424,554	$2,426,900	$2,346

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2025, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$59,006,537	$—	$1,648	$59,008,185
Corporate Obligations	—	13,333,194	—	13,333,194
Foreign Corporate Obligations	—	3,759,028	—	3,759,028
Foreign Sovereign Obligations	—	639,785	—	639,785
Asset-Backed Obligations	—	1,260,863	—	1,260,863
Commercial Mortgage-Backed Obligations	—	239,644	—	239,644
U.S. Agency Mortgage-Backed Obligations	—	11,303,806	—	11,303,806
U.S. Government Agency Obligations	—	893,126	—	893,126
U.S. Treasury Obligations	—	10,362,015	—	10,362,015
Foreign Common Stocks	5,510,745	—	—	5,510,745
Short-Term Investments	2,782,625	—	—	2,782,625
Securities Lending Collateral	2,040	—	—	2,040

Total Investments in Securities - Assets	$67,301,947	$41,791,461	$1,648	$109,095,056

Financial Derivative Instruments - Assets
Futures Contracts	$2,346	$—	$—	$2,346

Total Financial Derivative Instruments - Assets	$2,346	$—	$—	$2,346

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2025, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2024	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 1/31/2025	Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$—	$1,648	$—	$—	$—	$—	$—	$—	$1,648	$—

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

For the period ended January 31, 2025, one common stock was fair valued at $1,648 by the Fair Value Committee and classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
Australia - 10.16%
Foreign Common Stocks - 10.16%
AMP Ltd.	769,152	$853,554
Capricorn Metals Ltd.A	152,389	731,395
CAR Group Ltd.	30,867	778,539
Evolution Mining Ltd.	230,689	817,490
Gold Road Resources Ltd.	511,244	788,244
Guzman y Gomez Ltd.A B	30,979	765,571
JB Hi-Fi Ltd.	13,613	859,100
Netwealth Group Ltd.	40,406	792,549
Pinnacle Investment Management Group Ltd.	52,150	829,670
Pro Medicus Ltd.	6,084	1,053,026
Technology One Ltd.	55,906	1,075,374
Telix Pharmaceuticals Ltd.A	82,467	1,504,254
Vulcan Energy Resources Ltd.A	102,557	295,207

Total Foreign Common Stocks		11,143,973

Total Australia (Cost $9,642,666)		11,143,973

Austria - 0.87% (Cost $809,271)
Foreign Common Stocks - 0.87%
BAWAG Group AGC	10,470	950,931

Brazil - 1.04% (Cost $645,845)
Foreign Common Stocks - 1.04%
Embraer SAA	111,084	1,134,781

Burkina Faso - 0.70% (Cost $753,978)
Foreign Common Stocks - 0.70%
IAMGOLD Corp.A	122,841	764,085

Canada - 10.50%
Foreign Common Stocks - 10.50%
Aecon Group, Inc.B	43,178	711,835
Alamos Gold, Inc., Class A	27,586	576,832
Aritzia, Inc.A	16,661	801,324
AtkinsRealis Group, Inc.	16,949	849,228
Capital Power Corp.B	18,724	685,651
Celestica, Inc.A B	9,777	1,207,064
Definity Financial Corp.B	16,203	637,150
Descartes Systems Group, Inc.A	7,545	873,358
Enerflex Ltd.	99,666	943,616
iA Financial Corp., Inc.	8,191	756,400
Kinross Gold Corp.	30,584	352,035
Lundin Gold, Inc.	25,297	626,616
Secure Waste Infrastructure Corp.	68,622	709,191
TerraVest Industries, Inc.B	11,436	1,047,012
TransAlta Corp.B	64,646	743,272

Total Foreign Common Stocks		11,520,584

Total Canada (Cost $10,490,974)		11,520,584

China - 6.99%
Foreign Common Stocks - 6.99%
AAC Technologies Holdings, Inc.	183,478	941,891
GDS Holdings Ltd., ADR A	29,096	631,674
Goldwind Science & Technology Co. Ltd., Class H	893,458	626,071
Pop Mart International Group Ltd.C	87,570	1,056,428
Q Technology Group Co. Ltd.A D	518,436	515,648
Qifu Technology, Inc., ADR	30,935	1,234,307
Stella International Holdings Ltd.	390,189	882,343
United Laboratories International Holdings Ltd.	543,727	805,273

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
China - 6.99% (continued)
Foreign Common Stocks - 6.99% (continued)
Yangzijiang Shipbuilding Holdings Ltd.	436,059	$978,646

Total Foreign Common Stocks		7,672,281

Total China (Cost $6,589,253)		7,672,281

Germany - 0.83% (Cost $842,251)
Foreign Common Stocks - 0.83%
Scout24 SEC	9,358	910,124

India - 5.81%
Foreign Common Stocks - 5.81%
Epack Durable Ltd.A	125,729	672,582
Firstsource Solutions Ltd.	203,079	786,022
Fortis Healthcare Ltd.	70,655	526,142
Ipca Laboratories Ltd.	34,156	569,028
Jubilant Foodworks Ltd.	73,179	593,179
Kfin Technologies Ltd.	42,189	531,428
Paradeep Phosphates Ltd.C	610,417	794,591
Radico Khaitan Ltd.	23,599	591,554
Salzer Electronics Ltd.	45,719	651,875
Tilaknagar Industries Ltd.	155,605	659,311

Total Foreign Common Stocks		6,375,712

Total India (Cost $6,783,704)		6,375,712

Israel - 5.10%
Foreign Common Stocks - 5.10%
Clal Insurance Enterprises Holdings Ltd.	33,228	870,193
Elbit Systems Ltd.	3,308	998,437
Next Vision Stabilized Systems Ltd.	43,933	816,553
SimilarWeb Ltd.A	47,608	771,726
Tower Semiconductor Ltd.A	14,461	706,998
Wix.com Ltd.A	6,004	1,434,296

Total Foreign Common Stocks		5,598,203

Total Israel (Cost $4,651,993)		5,598,203

Italy - 1.58%
Foreign Common Stocks - 1.58%
BPER Banca SpA	132,576	906,902
OVS SpAC	229,700	824,963

Total Foreign Common Stocks		1,731,865

Total Italy (Cost $1,706,432)		1,731,865

Japan - 16.76%
Foreign Common Stocks - 16.76%
BayCurrent, Inc.	17,669	757,023
Fujitec Co. Ltd.	26,600	1,016,012
Furukawa Electric Co. Ltd.	19,222	885,901
GENDA, Inc.A B	30,260	567,174
Japan Securities Finance Co. Ltd.	42,141	521,957
Japan Steel Works Ltd.	20,346	724,399
JVCKenwood Corp.	87,595	1,016,609
Kandenko Co. Ltd.	50,196	806,366
Kawasaki Heavy Industries Ltd.	16,244	740,063
Kuraray Co. Ltd.	60,632	892,504
Lifedrink Co., Inc.	73,917	1,023,243
NS Solutions Corp.	26,192	669,091
OBIC Business Consultants Co. Ltd.	15,648	788,781
PAL GROUP Holdings Co. Ltd.B	43,385	962,277

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
Japan - 16.76% (continued)
Foreign Common Stocks - 16.76% (continued)
Rakuten Bank Ltd.A	28,158	$869,640
Round One Corp.	88,992	755,108
Sanki Engineering Co. Ltd.	41,834	845,608
Sanrio Co. Ltd.	30,035	1,129,012
Sanwa Holdings Corp.	30,804	969,235
Sekisui Chemical Co. Ltd.	40,590	674,952
SWCC Corp.	22,431	1,100,615
Zensho Holdings Co. Ltd.	11,987	663,673

Total Foreign Common Stocks		18,379,243

Total Japan (Cost $16,029,090)		18,379,243

Malaysia - 0.54% (Cost $762,530)
Foreign Common Stocks - 0.54%
Gamuda Bhd.	650,027	589,144

Netherlands - 1.02% (Cost $920,768)
Foreign Common Stocks - 1.02%
Van Lanschot Kempen NV	22,574	1,117,052

Norway - 1.38%
Foreign Common Stocks - 1.38%
Gjensidige Forsikring ASA	40,242	825,554
Protector Forsikring ASA	23,642	691,378

Total Foreign Common Stocks		1,516,932

Total Norway (Cost $1,443,155)		1,516,932

Poland - 0.69% (Cost $789,280)
Foreign Common Stocks - 0.69%
CD Projekt SA	14,587	757,249

Republic of Korea - 4.99%
Foreign Common Stocks - 4.99%
Doosan Co. Ltd.	3,157	617,060
Hanwha Ocean Co. Ltd.A	22,695	893,430
HD Hyundai Electric Co. Ltd.	3,177	896,469
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.A	5,047	805,853
Kyung Dong Navien Co. Ltd.A	11,961	666,787
PharmaResearch Co. Ltd.	6,240	1,037,137
VT Co. Ltd.A	25,096	557,017

Total Foreign Common Stocks		5,473,753

Total Republic of Korea (Cost $4,858,163)		5,473,753

South Africa - 0.64% (Cost $821,091)
Foreign Common Stocks - 0.64%
Pepkor Holdings Ltd.C	510,708	705,820

Sweden - 2.89%
Foreign Common Stocks - 2.89%
Avanza Bank Holding AB	23,940	721,581
Clas Ohlson AB, Class B	36,983	787,171
Lagercrantz Group AB, Class B	43,935	935,141
Truecaller AB, Class B	122,073	726,638

Total Foreign Common Stocks		3,170,531

Total Sweden (Cost $3,056,358)		3,170,531

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
Switzerland - 4.72%
Foreign Common Stocks - 4.72%
Accelleron Industries AG	15,815	$794,267
Belimo Holding AG	1,318	968,149
dormakaba Holding AG	863	620,659
Sportradar Group AG, Class AA	43,442	911,413
Sulzer AG	5,647	922,617
Swissquote Group Holding SA	2,199	961,934

Total Foreign Common Stocks		5,179,039

Total Switzerland (Cost $4,484,698)		5,179,039

Taiwan - 10.84%
Foreign Common Stocks - 10.84%
Acter Group Corp. Ltd.	59,605	828,657
Bizlink Holding, Inc.	35,571	692,334
CyberPower Systems, Inc.	75,071	809,706
Elite Material Co. Ltd.	43,698	819,805
eMemory Technology, Inc.	7,278	751,639
Eva Airways Corp.	551,770	804,187
Fusheng Precision Co. Ltd.	61,864	620,946
Jentech Precision Industrial Co. Ltd.	22,593	956,102
King Slide Works Co. Ltd.	17,516	813,503
Lai Yih Footwear Co. Ltd.	50,107	757,851
Lotes Co. Ltd.	14,193	815,291
MPI Corp.	23,151	623,198
Tigerair Taiwan Co. Ltd.A	345,281	945,282
United Integrated Services Co. Ltd.	46,206	722,851
Universal Microwave Technology, Inc.	66,888	925,821

Total Foreign Common Stocks		11,887,173

Total Taiwan (Cost $11,305,388)		11,887,173

United Kingdom - 5.43%
Foreign Common Stocks - 5.43%
Bridgepoint Group PLCC	198,213	936,853
Games Workshop Group PLC	4,821	870,332
Genius Sports Ltd.A	84,670	747,636
Just Group PLC	339,920	696,263
Morgan Sindall Group PLC	14,940	682,613
St. James’s Place PLC	27,841	360,075
Trustpilot Group PLCA C	204,949	846,207
XPS Pensions Group PLCD	189,763	818,799

Total Foreign Common Stocks		5,958,778

Total United Kingdom (Cost $6,116,200)		5,958,778

United States - 1.43%
Common Stocks - 1.43%
MDA Space Ltd.A	49,817	790,436
Tecnoglass, Inc.	10,302	782,952

Total Common Stocks		1,573,388

Total United States (Cost $1,478,057)		1,573,388

SHORT-TERM INVESTMENTS - 3.50% (Cost $3,841,546)
Investment Companies - 3.50%
American Beacon U.S. Government Money Market Select Fund, 4.23%E F	3,841,546	3,841,546

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.31% (Cost $339,829)
Investment Companies - 0.31%
American Beacon U.S. Government Money Market Select Fund, 4.23%E F	339,829	$339,829

TOTAL INVESTMENTS - 98.72% (Cost $99,162,520)		108,292,016
OTHER ASSETS, NET OF LIABILITIES - 1.28%		1,401,888

TOTAL NET ASSETS - 100.00%		$109,693,904

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at January 31, 2025.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $7,025,917 or 6.41% of net assets. The Fund has no right to demand registration of these securities.

D

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E	7-day yield.
F	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2025, the investments were classified as described below:

EAM International Small Cap Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$11,143,973	$—	$—	$11,143,973
Austria	950,931	—	—	950,931
Brazil	1,134,781	—	—	1,134,781
Burkina Faso	764,085	—	—	764,085
Canada	11,520,584	—	—	11,520,584
China	7,672,281	—	—	7,672,281
Germany	910,124	—	—	910,124
India	6,375,712	—	—	6,375,712
Israel	5,598,203	—	—	5,598,203
Italy	1,731,865	—	—	1,731,865
Japan	18,379,243	—	—	18,379,243
Malaysia	589,144	—	—	589,144
Netherlands	1,117,052	—	—	1,117,052
Norway	1,516,932	—	—	1,516,932
Poland	757,249	—	—	757,249
Republic of Korea	5,473,753	—	—	5,473,753
South Africa	705,820	—	—	705,820
Sweden	3,170,531	—	—	3,170,531
Switzerland	5,179,039	—	—	5,179,039
Taiwan	11,887,173	—	—	11,887,173
United Kingdom	5,958,778	—	—	5,958,778
Common Stocks
United States	1,573,388	—	—	1,573,388
Short-Term Investments	3,841,546	—	—	3,841,546
Securities Lending Collateral	339,829	—	—	339,829

Total Investments in Securities - Assets	$108,292,016	$—	$—	$108,292,016

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 6.79%
Communications - 2.00%
Media - 2.00%
Walt Disney Co., 3.800%, Due 3/22/2030	$5,450,000	$5,219,632

Financial - 2.50%
Banks - 2.50%
JPMorgan Chase & Co., 2.739%, Due 10/15/2030, (3 mo. USD Term SOFR + 1.510%)A	2,890,000	2,612,182
Wells Fargo & Co., 4.478%, Due 4/4/2031, (3 mo. USD Term SOFR + 4.032%)A	4,030,000	3,908,470

		6,520,652

Total Financial		6,520,652

Utilities - 2.29%
Electric - 2.29%
Florida Power & Light Co., 5.000%, Due 8/1/2034	6,020,000	5,954,400

Total Corporate Obligations (Cost $18,603,385)		17,694,684

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 46.03%
Federal Home Loan Mortgage Corp.,
4.000%, Due 2/1/2039	3,533,284	3,400,316
2.500%, Due 9/1/2042	11,259,935	9,583,303
2.500%, Due 3/1/2052	12,429,654	10,194,904
2.500%, Due 4/1/2052	12,290,042	10,037,892
3.000%, Due 5/1/2052	10,855,874	9,320,167
4.000%, Due 10/1/2052	10,890,295	9,968,765
4.000%, Due 11/1/2052	11,077,783	10,140,404

		62,645,751

Federal National Mortgage Association,
3.500%, Due 10/1/2039	4,626,769	4,302,295
3.000%, Due 7/1/2040	5,863,905	5,324,905
3.000%, Due 8/1/2040	3,878,700	3,519,246
4.000%, Due 6/1/2049	6,199,764	5,735,818
2.500%, Due 11/1/2050	6,096,969	4,978,213
2.500%, Due 5/1/2051	9,808,682	7,994,847
3.000%, Due 5/1/2052	19,083,601	16,241,650
3.500%, Due 10/1/2052	10,464,104	9,276,831

		57,373,805

Total U.S. Agency Mortgage-Backed Obligations (Cost $125,728,464)		120,019,556

U.S. TREASURY OBLIGATIONS - 45.69%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	9,070,000	7,996,126
2.500%, Due 2/15/2045	23,500,000	16,330,664
2.500%, Due 5/15/2046	11,975,000	8,172,938

		32,499,728

U.S. Treasury Notes,
1.875%, Due 2/15/2032	25,850,000	21,821,035
3.500%, Due 2/15/2033	35,640,000	33,220,379
4.000%, Due 2/15/2034	32,930,000	31,589,646

		86,631,060

Total U.S. Treasury Obligations (Cost $127,234,731)		119,130,788

TOTAL INVESTMENTS - 98.51% (Cost $271,566,580)		256,845,028
OTHER ASSETS, NET OF LIABILITIES - 1.49%		3,888,801

TOTAL NET ASSETS - 100.00%		$260,733,829

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2025.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2025, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$17,694,684	$—	$17,694,684
U.S. Agency Mortgage-Backed Obligations	—	120,019,556	—	120,019,556
U.S. Treasury Obligations	—	119,130,788	—	119,130,788

Total Investments in Securities - Assets	$—	$256,845,028	$—	$256,845,028

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
Australia - 0.43% (Cost $2,682,859)
Foreign Common Stocks - 0.43%
Rio Tinto PLC	39,533	$2,397,419

Austria - 0.52% (Cost $2,772,887)
Foreign Common Stocks - 0.52%
Mondi PLC	184,588	2,889,491

Belgium - 0.93%
Foreign Common Stocks - 0.93%
Anheuser-Busch InBev SA	64,158	3,174,129
KBC Group NV	25,338	1,954,075
Syensqo SA	665	52,775

Total Foreign Common Stocks		5,180,979

Total Belgium (Cost $5,586,237)		5,180,979

Brazil - 0.27% (Cost $1,645,751)
Foreign Common Stocks - 0.27%
ERO Copper Corp.A B	113,438	1,518,907

Canada - 3.49%
Foreign Common Stocks - 3.49%
Barrick Gold Corp.	59,000	964,558
Canadian Pacific Kansas City Ltd.	68,196	5,419,643
Gildan Activewear, Inc.	65,687	3,387,512
Linamar Corp.B	65,519	2,548,900
Open Text Corp.	67,411	1,983,345
Parkland Corp.	106,308	2,366,301
Suncor Energy, Inc.	77,164	2,895,210

Total Foreign Common Stocks		19,565,469

Total Canada (Cost $19,703,575)		19,565,469

China - 3.22%
Foreign Common Stocks - 3.22%
AIA Group Ltd.	383,400	2,669,368
ArcelorMittal SA	114,862	2,880,046
Link REIT	134,800	555,331
Prudential PLC	1,071,298	9,008,543
Techtronic Industries Co. Ltd.	218,500	2,933,187

Total Foreign Common Stocks		18,046,475

Total China (Cost $21,463,195)		18,046,475

Finland - 0.72%
Foreign Common Stocks - 0.72%
Fortum OYJB	130,111	1,889,681
Nordea Bank Abp	179,710	2,137,012

Total Foreign Common Stocks		4,026,693

Total Finland (Cost $3,652,085)		4,026,693

France - 13.98%
Foreign Common Stocks - 13.98%
Air Liquide SA	19,899	3,480,449
Alstom SAA	342,702	6,795,749
Arkema SA	31,182	2,490,813
AXA SA	55,651	2,115,891
BNP Paribas SA	45,664	3,113,278
Bureau Veritas SA	106,516	3,330,462
Capgemini SE	17,212	3,141,717

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
France - 13.98% (continued)
Foreign Common Stocks - 13.98% (continued)
Carrefour SA	73,900	$1,049,529
Cie de Saint-Gobain SA	51,348	4,825,055
Danone SA	15,630	1,094,159
Eiffage SA	54,729	4,900,894
Engie SA	176,843	2,919,718
Kering SA	26,862	7,062,802
Orange SA	806,211	8,677,272
Pernod Ricard SA	15,498	1,771,755
Rexel SA	104,406	2,770,591
Societe Generale SA	64,331	2,085,531
Sodexo SA	18,744	1,384,486
Teleperformance SE	68,964	6,484,683
Thales SA	18,057	2,924,118
Verallia SAC	145,420	4,495,591
Worldline SAA B C	152,858	1,351,058

Total Foreign Common Stocks		78,265,601

Total France (Cost $83,832,525)		78,265,601

Germany - 10.50%
Foreign Common Stocks - 10.10%
Allianz SE	3,990	1,301,373
Bayerische Motoren Werke AG	66,653	5,434,864
Brenntag SE	30,469	1,921,168
Continental AG	113,407	8,091,861
Daimler Truck Holding AG	74,924	3,315,022
Deutsche Post AG	62,316	2,250,350
Deutsche Telekom AG	92,995	3,120,903
E.ON SE	40,587	480,839
Heidelberg Materials AG	5,974	845,639
Infineon Technologies AG	110,672	3,680,272
Lanxess AG	87,803	2,391,941
Mercedes-Benz Group AG	92,037	5,625,635
Merck KGaA	18,211	2,765,803
MTU Aero Engines AG	7,796	2,674,560
Puma SE	49,255	1,553,864
Rheinmetall AG	3,078	2,412,082
RWE AG	10,630	329,504
SAP SE	13,269	3,695,974
Siemens AG	12,967	2,790,611
Siemens Healthineers AGC	32,739	1,866,631

Total Foreign Common Stocks		56,548,896

Foreign Preferred Stocks - 0.40%
Dr. Ing hc F Porsche AGC D	7,533	481,700
Henkel AG & Co. KGaAD	20,401	1,782,433

Total Foreign Preferred Stocks		2,264,133

Total Germany (Cost $57,561,808)		58,813,029

Israel - 0.78%
Foreign Common Stocks - 0.78%
Check Point Software Technologies Ltd.A	9,037	1,970,247
Wix.com Ltd.A	10,153	2,425,450

Total Foreign Common Stocks		4,395,697

Total Israel (Cost $3,046,309)		4,395,697

Italy - 2.43%
Foreign Common Stocks - 2.43%
Enel SpA	492,587	3,510,127

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
Italy - 2.43% (continued)
Foreign Common Stocks - 2.43% (continued)
Eni SpA	65,066	$924,743
Ryanair Holdings PLC, ADR	64,191	2,997,078
UniCredit SpA	133,680	6,160,151

Total Foreign Common Stocks		13,592,099

Total Italy (Cost $10,739,735)		13,592,099

Japan - 11.68%
Foreign Common Stocks - 11.68%
Bandai Namco Holdings, Inc.	71,300	1,774,972
FANUC Corp.	146,100	4,388,793
Fujitsu Ltd.	165,700	3,224,363
Hitachi Ltd.	86,600	2,203,318
Kokusai Electric Corp.B	123,000	1,934,279
MatsukiyoCocokara & Co.	174,200	2,585,005
Mitsui Fudosan Co. Ltd.	193,800	1,761,250
Mizuho Financial Group, Inc.	118,500	3,290,754
Murata Manufacturing Co. Ltd.	135,000	2,149,538
NEC Corp.	35,200	3,523,518
Nintendo Co. Ltd.	41,800	2,757,110
Nippon Sanso Holdings Corp.	78,500	2,234,614
Nitori Holdings Co. Ltd.	23,500	2,753,119
Otsuka Holdings Co. Ltd.	26,100	1,369,158
Renesas Electronics Corp.A	484,933	6,589,486
Resona Holdings, Inc.	65,400	488,385
Shimadzu Corp.	71,800	2,092,498
SMC Corp.	6,300	2,391,721
Sompo Holdings, Inc.	13,300	373,201
SUMCO Corp.B	845,100	6,304,399
Sumitomo Corp.	158,500	3,437,854
Suzuki Motor Corp.	263,900	3,180,174
Tokyo Electron Ltd.	16,400	2,770,960
Toyo Suisan Kaisha Ltd.	28,200	1,827,332

Total Foreign Common Stocks		65,405,801

Total Japan (Cost $69,518,713)		65,405,801

Jordan - 0.30% (Cost $1,432,086)
Foreign Common Stocks - 0.30%
Hikma Pharmaceuticals PLC	59,825	1,700,136

Netherlands - 5.15%
Foreign Common Stocks - 5.15%
Akzo Nobel NV	75,450	4,309,649
ASML Holding NV	4,940	3,703,662
Heineken NV	29,799	2,074,295
ING Groep NV	541,445	9,023,072
Koninklijke Philips NVA	139,785	3,868,947
NN Group NV	107,757	4,959,996
Randstad NV	20,353	883,841

Total Foreign Common Stocks		28,823,462

Total Netherlands (Cost $28,379,980)		28,823,462

Republic of Korea - 4.69%
Foreign Common Stocks - 4.69%
BGF retail Co. Ltd.A	23,888	1,703,232
Hyundai Mobis Co. Ltd.	29,389	5,329,664
Kia Corp.	13,943	978,793
KT&G Corp.	24,646	1,876,013
LG Corp.A	45,679	2,354,685

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
Republic of Korea - 4.69% (continued)
Foreign Common Stocks - 4.69% (continued)
Samsung Electronics Co. Ltd.	308,802	$11,136,425
Samsung Fire & Marine Insurance Co. Ltd.	2,130	559,253
Shinhan Financial Group Co. Ltd.	27,689	973,784
SK Hynix, Inc.	9,756	1,337,505

Total Foreign Common Stocks		26,249,354

Total Republic of Korea (Cost $28,576,779)		26,249,354

Singapore - 0.91%
Foreign Common Stocks - 0.91%
DBS Group Holdings Ltd.	93,951	3,083,999
United Overseas Bank Ltd.	73,300	2,023,166

Total Foreign Common Stocks		5,107,165

Total Singapore (Cost $3,020,550)		5,107,165

Spain - 1.16%
Foreign Common Stocks - 1.16%
Bankinter SA	309,241	2,640,881
Industria de Diseno Textil SA	37,115	2,029,884
Repsol SA	154,019	1,800,714

Total Foreign Common Stocks		6,471,479

Total Spain (Cost $5,812,299)		6,471,479

Sweden - 1.28%
Foreign Common Stocks - 1.28%
Electrolux AB, Class BA	97,772	890,616
Hexagon AB, Class B	198,533	2,320,558
Sandvik AB	106,580	2,210,844
Volvo Car AB, Class BA B	764,992	1,733,475

Total Foreign Common Stocks		7,155,493

Total Sweden (Cost $8,560,807)		7,155,493

Switzerland - 2.46%
Foreign Common Stocks - 2.46%
ABB Ltd.	66,841	3,665,889
Adecco Group AG	218,522	5,235,410
Cie Financiere Richemont SA, Class A	15,691	3,051,195
Julius Baer Group Ltd.	25,475	1,798,564

Total Foreign Common Stocks		13,751,058

Total Switzerland (Cost $13,342,312)		13,751,058

United Kingdom - 19.07%
Foreign Common Stocks - 19.07%
3i Group PLC	77,009	3,727,673
AstraZeneca PLC	52,759	7,420,775
Barclays PLC	2,701,314	9,947,593
Barratt Redrow PLC	407,773	2,302,997
Berkeley Group Holdings PLC	26,952	1,297,278
British American Tobacco PLC	276,778	10,971,365
Coca-Cola Europacific Partners PLC	24,861	1,960,102
Compass Group PLC	114,914	3,976,667
Croda International PLC	50,608	2,098,321
Diageo PLC	117,308	3,518,438
JD Sports Fashion PLC	823,446	909,906
Kingfisher PLC	508,891	1,553,457
Legal & General Group PLC	579,042	1,739,602
NatWest Group PLC	105,289	565,402

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
United Kingdom - 19.07% (continued)
Foreign Common Stocks - 19.07% (continued)
Nomad Foods Ltd.	76,748	$1,370,719
Reckitt Benckiser Group PLC	206,479	13,645,504
RELX PLC	182,523	9,111,850
Rolls-Royce Holdings PLCA	740,102	5,560,972
RS Group PLC	215,533	1,738,391
Segro PLC	166,092	1,477,395
Smith & Nephew PLC	100,485	1,285,782
Standard Chartered PLC	152,274	2,061,745
Taylor Wimpey PLC	3,347,930	4,991,694
Unilever PLC	89,519	5,141,268
WH Smith PLC	118,021	1,912,588
Whitbread PLC	39,285	1,370,197
WPP PLC	530,778	5,089,833

Total Foreign Common Stocks		106,747,514

Total United Kingdom (Cost $94,193,856)		106,747,514

United States - 11.89%
Common Stocks - 11.89%
Aon PLC, Class A	10,699	3,967,403
BP PLC	816,667	4,278,171
Carnival PLCA	50,545	1,284,750
Chubb Ltd.	6,259	1,701,697
CNH Industrial NV	208,420	2,684,450
Constellium SEA	56,192	557,986
CRH PLC	19,362	1,917,419
Experian PLC	65,145	3,236,584
GSK PLC	687,562	11,977,734
ICON PLCA	10,015	1,993,786
Roche Holding AG	51,216	16,083,202
Sanofi SA	110,942	12,015,529
Shell PLC	29,767	988,583
Signify NVC	130,425	2,827,831
Stellantis NV	77,377	1,040,472

Total Common Stocks		66,555,597

Total United States (Cost $70,161,662)		66,555,597

SHORT-TERM INVESTMENTS - 3.08% (Cost $17,260,446)
Investment Companies - 3.08%
American Beacon U.S. Government Money Market Select Fund, 4.23% E F	17,260,446	17,260,446

SECURITIES LENDING COLLATERAL - 0.37% (Cost $2,094,590)
Investment Companies - 0.37%
American Beacon U.S. Government Money Market Select Fund, 4.23% E F	2,094,590	2,094,590

TOTAL INVESTMENTS - 99.31% (Cost $555,041,046)		556,013,954
OTHER ASSETS, NET OF LIABILITIES - 0.69%		3,875,188

TOTAL NET ASSETS - 100.00%		$559,889,142

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at January 31, 2025.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,022,811 or 1.97% of net assets. The Fund has no right to demand registration of these securities.

D	A type of Preferred Stock that has no maturity date.
E	7-day yield.
F	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on January 31, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. mini MSCI EAFE Index Futures	177	March 2025	$20,525,515	$20,978,925	$453,410

			$20,525,515	$20,978,925	$453,410

Glossary:

Index Abbreviations:

MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

Exchange Abbreviations:

ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2025, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$2,397,419	$—	$—	$2,397,419
Austria	2,889,491	—	—	2,889,491
Belgium	5,180,979	—	—	5,180,979
Brazil	1,518,907	—	—	1,518,907
Canada	19,565,469	—	—	19,565,469
China	18,046,475	—	—	18,046,475
Finland	4,026,693	—	—	4,026,693
France	78,265,601	—	—	78,265,601
Germany	56,548,896	—	—	56,548,896
Israel	4,395,697	—	—	4,395,697
Italy	13,592,099	—	—	13,592,099
Japan	65,405,801	—	—	65,405,801
Jordan	1,700,136	—	—	1,700,136
Netherlands	28,823,462	—	—	28,823,462
Republic of Korea	26,249,354	—	—	26,249,354
Singapore	5,107,165	—	—	5,107,165
Spain	6,471,479	—	—	6,471,479
Sweden	7,155,493	—	—	7,155,493
Switzerland	13,751,058	—	—	13,751,058
United Kingdom	106,747,514	—	—	106,747,514
Foreign Preferred Stocks
Germany	2,264,133	—	—	2,264,133
Common Stocks
United States	66,555,597	—	—	66,555,597
Short-Term Investments	17,260,446	—	—	17,260,446
Securities Lending Collateral	2,094,590	—	—	2,094,590

Total Investments in Securities - Assets	$556,013,954	$—	$—	$556,013,954

Financial Derivative Instruments - Assets
Futures Contracts	$453,410	$—	$—	$453,410

Total Financial Derivative Instruments - Assets	$453,410	$—	$—	$453,410

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.53%
Communication Services - 3.51%
Entertainment - 0.59%
Electronic Arts, Inc.	99,935	$12,283,011
Warner Bros Discovery, Inc.A	758,361	7,917,289

		20,200,300

Interactive Media & Services - 1.20%
Alphabet, Inc., Class A	200,919	40,991,494

Media - 1.72%
Comcast Corp., Class A	1,426,865	48,028,276
Omnicom Group, Inc.	58,075	5,040,329
Paramount Global, Class B	518,915	5,645,795

		58,714,400

Total Communication Services		119,906,194

Consumer Discretionary - 5.55%
Automobile Components - 0.16%
BorgWarner, Inc.	167,625	5,347,238

Automobiles - 0.77%
General Motors Co.	530,764	26,251,587

Hotels, Restaurants & Leisure - 3.45%
Booking Holdings, Inc.	1,101	5,216,054
Carnival Corp.A	1,852,833	51,267,889
Las Vegas Sands Corp.	627,709	28,767,903
Marriott International, Inc., Class A	56,563	16,436,642
Wynn Resorts Ltd.	186,966	16,237,997

		117,926,485

Household Durables - 0.30%
Lennar Corp., Class A	78,722	10,331,475

Specialty Retail - 0.87%
Lithia Motors, Inc.	15,100	5,679,110
Lowe’s Cos., Inc.	91,816	23,875,833

		29,554,943

Total Consumer Discretionary		189,411,728

Consumer Staples - 4.88%
Beverages - 1.41%
Keurig Dr. Pepper, Inc.	1,081,355	34,711,496
PepsiCo, Inc.	89,809	13,533,318

		48,244,814

Consumer Staples Distribution & Retail - 0.34%
Target Corp.	83,606	11,530,103

Food Products - 1.60%
Conagra Brands, Inc.	287,186	7,435,246
Kraft Heinz Co.	779,725	23,266,994
Mondelez International, Inc., Class A	192,287	11,150,723
Nestle SA, ADR B	149,447	12,700,006

		54,552,969

Household Products - 0.22%
Kimberly-Clark Corp.	56,429	7,334,077

Personal Products - 0.32%
Kenvue, Inc.	519,256	11,054,960

Tobacco - 0.99%
Philip Morris International, Inc.	260,863	33,964,363

Total Consumer Staples		166,681,286

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.53% (continued)
Energy - 8.44%
Energy Equipment & Services - 1.84%
Baker Hughes Co.	308,206	$14,232,953
Halliburton Co.	685,569	17,838,505
NOV, Inc.	1,365,546	19,732,140
Schlumberger NV	273,568	11,019,319

		62,822,917

Oil, Gas & Consumable Fuels - 6.60%
APA Corp.	1,486,586	32,600,831
Chevron Corp.	103,784	15,483,535
ConocoPhillips	319,875	31,613,246
EOG Resources, Inc.	72,465	9,115,372
Exxon Mobil Corp.	457,674	48,893,313
Hess Corp.	134,491	18,698,284
Murphy Oil Corp.	121,229	3,228,328
Ovintiv, Inc.	364,980	15,409,456
Permian Resources Corp.	1,012,051	14,826,547
Phillips 66	111,564	13,150,049
Shell PLC, ADR	342,036	22,523,071

		225,542,032

Total Energy		288,364,949

Financials - 22.79%
Banks - 9.11%
Bank of America Corp.	1,018,172	47,141,364
Citigroup, Inc.	782,686	63,734,121
Citizens Financial Group, Inc.	353,375	16,810,049
First Citizens BancShares, Inc., Class A	2,465	5,434,561
JPMorgan Chase & Co.	189,604	50,681,149
PNC Financial Services Group, Inc.	104,224	20,943,813
Truist Financial Corp.	179,394	8,542,742
U.S. Bancorp	654,112	31,253,471
Wells Fargo & Co.	705,414	55,586,623
Western Alliance Bancorp	126,273	11,095,609

		311,223,502

Capital Markets - 3.57%
Bank of New York Mellon Corp.	164,610	14,144,937
Blackrock, Inc.	13,948	15,001,074
Goldman Sachs Group, Inc.	8,914	5,708,526
KKR & Co., Inc.	102,970	17,203,198
Morgan Stanley	195,683	27,088,398
Nasdaq, Inc.	250,751	20,646,837
State Street Corp.	217,421	22,094,322

		121,887,292

Consumer Finance - 1.72%
American Express Co.	162,782	51,675,146
Capital One Financial Corp.	35,544	7,240,668

		58,915,814

Financial Services - 1.93%
Corebridge Financial, Inc.	341,143	11,516,987
Fidelity National Information Services, Inc.	666,793	54,323,626

		65,840,613

Insurance - 6.46%
American International Group, Inc.	594,591	43,797,573
Aon PLC, Class A	69,843	25,899,181
Chubb Ltd.	68,719	18,683,322
Everest Group Ltd.	30,758	10,688,712
Hartford Financial Services Group, Inc.	126,503	14,111,410
Marsh & McLennan Cos., Inc.	119,182	25,848,192
Progressive Corp.	179,079	44,132,229
Travelers Cos., Inc.	78,917	19,348,870

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.53% (continued)
Financials - 22.79% (continued)
Insurance - 6.46% (continued)
Willis Towers Watson PLC	54,492	$17,958,656

		220,468,145

Total Financials		778,335,366

Health Care - 13.84%
Biotechnology - 0.46%
AbbVie, Inc.	85,782	15,775,310

Health Care Equipment & Supplies - 2.83%
Abbott Laboratories	127,213	16,274,359
GE HealthCare Technologies, Inc.	239,037	21,106,967
Medtronic PLC	505,285	45,889,984
Solventum Corp.A	76,500	5,665,590
Zimmer Biomet Holdings, Inc.	70,749	7,745,600

		96,682,500

Health Care Providers & Services - 6.71%
Centene Corp.A	175,110	11,212,293
Cigna Group	146,728	43,168,845
CVS Health Corp.	444,185	25,087,569
Elevance Health, Inc.	155,465	61,517,500
HCA Healthcare, Inc.	35,521	11,718,733
Humana, Inc.	48,237	14,144,536
Labcorp Holdings, Inc.	22,980	5,740,404
McKesson Corp.	50,976	30,317,976
UnitedHealth Group, Inc.	48,343	26,225,594

		229,133,450

Life Sciences Tools & Services - 0.81%
Avantor, Inc.A	1,243,903	27,714,159

Pharmaceuticals - 3.03%
GSK PLC, ADR B	165,215	5,827,133
Johnson & Johnson	150,858	22,953,045
Merck & Co., Inc.	300,279	29,673,571
Pfizer, Inc.	618,084	16,391,588
Sanofi SA, ADR	525,278	28,543,606

		103,388,943

Total Health Care		472,694,362

Industrials - 11.32%
Aerospace & Defense - 3.39%
Boeing Co.A	200,079	35,317,945
General Dynamics Corp.	100,350	25,787,943
Northrop Grumman Corp.	27,853	13,571,931
RTX Corp.	319,511	41,200,944

		115,878,763

Air Freight & Logistics - 0.66%
FedEx Corp.	85,336	22,602,946

Building Products - 0.87%
Johnson Controls International PLC	341,523	26,638,794
Trane Technologies PLC	8,334	3,023,158

		29,661,952

Construction & Engineering - 0.41%
AECOM	95,922	10,114,016
Fluor Corp.A	82,464	3,975,589

		14,089,605

Electrical Equipment - 0.35%
Eaton Corp. PLC	36,388	11,878,499

Ground Transportation - 1.34%
JB Hunt Transport Services, Inc.	90,790	15,545,064

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.53% (continued)
Industrials - 11.32% (continued)
Ground Transportation - 1.34% (continued)
Norfolk Southern Corp.	35,361	$9,027,663
Union Pacific Corp.	86,180	21,354,542

		45,927,269

Industrial Conglomerates - 0.54%
Honeywell International, Inc.	82,783	18,520,213

Machinery - 2.73%
CNH Industrial NV	990,017	12,751,419
Cummins, Inc.	53,413	19,028,381
Deere & Co.	11,800	5,623,408
Fortive Corp.	146,564	11,920,050
Illinois Tool Works, Inc.	42,736	11,075,462
Otis Worldwide Corp.	36,283	3,462,124
PACCAR, Inc.	216,587	24,015,166
Timken Co.	64,632	5,188,011

		93,064,021

Professional Services - 0.90%
Equifax, Inc.	45,009	12,367,573
Jacobs Solutions, Inc.	130,828	18,332,928

		30,700,501

Trading Companies & Distributors - 0.13%
WW Grainger, Inc.	4,152	4,412,206

Total Industrials		386,735,975

Information Technology - 7.21%
Communications Equipment - 1.54%
F5, Inc.A	177,403	52,734,816

Electronic Equipment, Instruments & Components - 0.07%
CDW Corp.	12,255	2,440,461

IT Services - 0.53%
Cognizant Technology Solutions Corp., Class A	216,970	17,923,892

Semiconductors & Semiconductor Equipment - 3.35%
Analog Devices, Inc.	98,408	20,851,671
Entegris, Inc.	105,888	10,751,867
KLA Corp.	17,569	12,970,139
Microchip Technology, Inc.	290,666	15,783,164
Micron Technology, Inc.	80,235	7,320,641
QUALCOMM, Inc.	180,524	31,218,015
Texas Instruments, Inc.	84,483	15,596,407

		114,491,904

Software - 1.72%
Oracle Corp.	118,712	20,188,163
Workday, Inc., Class AA	146,857	38,485,345

		58,673,508

Total Information Technology		246,264,581

Materials - 3.90%
Chemicals - 2.95%
Air Products & Chemicals, Inc.	124,009	41,575,257
Axalta Coating Systems Ltd.A	645,671	23,205,416
Corteva, Inc.	101,383	6,617,268
DuPont de Nemours, Inc.	121,882	9,360,538
Olin Corp.	363,326	10,641,819
PPG Industries, Inc.	35,433	4,088,259
Sherwin-Williams Co.	14,237	5,099,124

		100,587,681

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.53% (continued)
Materials - 3.90% (continued)
Construction Materials - 0.95%
CRH PLC	327,788	$32,460,846

Total Materials		133,048,527

Real Estate - 2.25%
Industrial REITs - 0.90%
Prologis, Inc.	258,448	30,819,924

Specialized REITs - 1.35%
Millrose Properties, Inc., Class AA C D	5,102	56,428
Public Storage	75,913	22,658,513
VICI Properties, Inc.	787,982	23,458,224

		46,173,165

Total Real Estate		76,993,089

Utilities - 6.84%
Electric Utilities - 5.61%
American Electric Power Co., Inc.	49,327	4,851,804
Duke Energy Corp.	197,131	22,076,701
Entergy Corp.	525,567	42,612,972
Exelon Corp.	193,770	7,750,800
PG&E Corp.	814,559	12,747,848
Pinnacle West Capital Corp.	286,298	24,896,474
PPL Corp.	618,273	20,773,973
Southern Co.	234,108	19,653,367
Xcel Energy, Inc.	536,645	36,062,544

		191,426,483

Multi-Utilities - 1.23%
Dominion Energy, Inc.	758,378	42,158,233

Total Utilities		233,584,716

Total Common Stocks (Cost $2,069,781,602)		3,092,020,773

FOREIGN COMMON STOCKS - 7.05%
Communication Services - 0.32%
Media - 0.32%
WPP PLC, ADR B	232,946	11,060,276

Consumer Discretionary - 1.49%
Automobile Components - 1.49%
Aptiv PLCA	478,010	29,837,384
Magna International, Inc.	526,822	20,899,029

		50,736,413

Total Consumer Discretionary		50,736,413

Consumer Staples - 1.18%
Beverages - 0.56%
Anheuser-Busch InBev SA, ADR	179,181	8,812,122
Diageo PLC, ADR B	85,924	10,308,302

		19,120,424

Household Products - 0.20%
Reckitt Benckiser Group PLC, ADR B	515,805	6,839,574

Personal Products - 0.42%
Unilever PLC, ADR	252,017	14,460,736

Total Consumer Staples		40,420,734

Energy - 1.07%
Oil, Gas & Consumable Fuels - 1.07%
Cenovus Energy, Inc.	346,128	5,008,472

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 7.05% (continued)
Energy - 1.07% (continued)
Oil, Gas & Consumable Fuels - 1.07% (continued)
Enbridge, Inc.	725,323	$31,362,967

		36,371,439

Total Energy		36,371,439

Financials - 0.50%
Banks - 0.50%
Bank of Nova ScotiaB	330,662	16,919,974

Industrials - 0.14%
Ground Transportation - 0.14%
Canadian National Railway Co.	44,570	4,658,011

Information Technology - 2.35%
Communications Equipment - 1.02%
Telefonaktiebolaget LM Ericsson, ADR	4,668,590	34,967,739

Electronic Equipment, Instruments & Components - 0.31%
TE Connectivity PLC	72,309	10,699,563

IT Services - 0.67%
Accenture PLC, Class A	58,986	22,706,660

Semiconductors & Semiconductor Equipment - 0.35%
NXP Semiconductors NV	57,680	12,029,164

Total Information Technology		80,403,126

Total Foreign Common Stocks (Cost $197,393,313)		240,569,973

SHORT-TERM INVESTMENTS - 2.53% (Cost $86,568,050)
Investment Companies - 2.53%
American Beacon U.S. Government Money Market Select Fund, 4.23%E F	86,568,050	86,568,050

SECURITIES LENDING COLLATERAL - 0.57% (Cost $19,570,900)
Investment Companies - 0.57%
American Beacon U.S. Government Money Market Select Fund, 4.23%E F	19,570,900	19,570,900

TOTAL INVESTMENTS - 100.68% (Cost $2,373,313,865)		3,438,729,696
LIABILITIES, NET OF OTHER ASSETS - (0.68)%		(23,374,289)

TOTAL NET ASSETS - 100.00%		$3,415,355,407

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at January 31, 2025.
C	Value was determined using significant unobservable inputs.
D

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $56,428 or 0.00% of net assets.

E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

Long Futures Contracts Open on January 31, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	328	March 2025	$99,590,778	$99,502,900	$(87,878)

			$99,590,778	$99,502,900	$(87,878)

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2025, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,091,964,345	$—	$56,428	$3,092,020,773
Foreign Common Stocks	240,569,973	—	—	240,569,973
Short-Term Investments	86,568,050	—	—	86,568,050
Securities Lending Collateral	19,570,900	—	—	19,570,900

Total Investments in Securities - Assets	$3,438,673,268	$—	$56,428	$3,438,729,696

Financial Derivative Instruments - Liabilities
Futures Contracts	$(87,878)	$—	$—	$(87,878)

Total Financial Derivative Instruments - Liabilities	$(87,878)	$—	$—	$(87,878)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2025, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2024	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 1/31/2025	Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$—	$56,428	$—	$—	$—	$—	$—	$—	$56,428	$—

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

For the period ended January 31, 2025, one common stock was fair valued at $56,428 by the Fair Value Committee and classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.72%
Communication Services - 2.46%
Entertainment - 0.35%
IMAX Corp.A	267,798	$6,306,643
Lions Gate Entertainment Corp., Class AA B	527,989	4,144,713
Lions Gate Entertainment Corp., Class BA	596,597	4,188,111
Marcus Corp.	33,532	674,664

		15,314,131

Interactive Media & Services - 0.24%
IAC, Inc.A	163,470	6,919,685
Shutterstock, Inc.	120,833	3,566,990

		10,486,675

Media - 1.87%
Boston Omaha Corp., Class AA	69,390	1,008,931
John Wiley & Sons, Inc., Class A	235,710	9,647,610
Magnite, Inc.A	541,882	9,320,370
National CineMedia, Inc.A	1,873,664	12,347,446
Nexstar Media Group, Inc.	63,700	9,760,114
Stagwell, Inc.A	5,376,848	33,551,532
TEGNA, Inc.	391,050	7,124,931

		82,760,934

Total Communication Services		108,561,740

Consumer Discretionary - 11.39%
Automobile Components - 1.80%
Adient PLCA	1,167,325	20,346,475
American Axle & Manufacturing Holdings, Inc.A	2,151,973	11,254,819
BorgWarner, Inc.	267,982	8,548,626
Gentherm, Inc.A	348,783	13,306,071
Lear Corp.	141,194	13,284,943
Phinia, Inc.	101,340	5,157,193
Visteon Corp.A	88,126	7,407,871

		79,305,998

Automobiles - 0.28%
Thor Industries, Inc.	118,216	12,157,333

Broadline Retail - 0.18%
Nordstrom, Inc.	337,490	8,167,258

Diversified Consumer Services - 0.51%
Graham Holdings Co., Class B	7,250	6,733,945
Laureate Education, Inc.A	363,010	6,795,547
Perdoceo Education Corp.	319,428	9,193,138

		22,722,630

Hotels, Restaurants & Leisure - 2.78%
Bloomin’ Brands, Inc.	709,385	8,909,876
Cheesecake Factory, Inc.B	204,857	11,502,721
Dave & Buster’s Entertainment, Inc.A B	524,126	13,920,787
Golden Entertainment, Inc.	203,271	6,655,092
International Game Technology PLC	1,016,456	17,300,081
Krispy Kreme, Inc.B	1,156,498	10,489,437
Marriott Vacations Worldwide Corp.	312,488	27,114,584
Papa John’s International, Inc.B	442,653	17,515,779
Travel & Leisure Co.	164,840	8,960,702

		122,369,059

Household Durables - 2.08%
Beazer Homes USA, Inc.A	70,350	1,558,956
Cavco Industries, Inc.A	11,622	5,911,414
Century Communities, Inc.	70,950	5,419,161
Ethan Allen Interiors, Inc.	49,970	1,550,069
Green Brick Partners, Inc.A	107,250	6,485,408
KB Home	176,720	11,857,912
Legacy Housing Corp.A	54,360	1,394,334

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.72% (continued)
Consumer Discretionary - 11.39% (continued)
Household Durables - 2.08% (continued)
Lovesac Co.A B	172,548	$4,410,327
M/I Homes, Inc.A	65,570	8,248,706
Meritage Homes Corp.	72,733	5,663,719
Newell Brands, Inc.	2,962,034	29,501,859
Tri Pointe Homes, Inc.A	263,790	9,723,299

		91,725,164

Leisure Products - 0.47%
Brunswick Corp.	137,179	9,251,352
Malibu Boats, Inc., Class AA	184,251	7,054,971
YETI Holdings, Inc.A	117,083	4,362,512

		20,668,835

Specialty Retail - 2.62%
1-800-Flowers.com, Inc., Class AA B	59,640	478,909
Arhaus, Inc.	572,757	7,033,456
Asbury Automotive Group, Inc.A	47,230	14,012,196
Buckle, Inc.	114,170	5,435,634
Build-A-Bear Workshop, Inc.	32,380	1,370,969
Foot Locker, Inc.A	482,049	9,665,082
Genesco, Inc.A	27,000	1,124,550
Group 1 Automotive, Inc.	32,310	14,749,192
J Jill, Inc.	37,000	1,010,840
Lithia Motors, Inc.	29,381	11,050,194
MarineMax, Inc.A	54,720	1,661,299
ODP Corp.A	415,366	9,387,272
Sally Beauty Holdings, Inc.A	246,870	2,683,477
Shoe Carnival, Inc.	55,600	1,504,536
Sonic Automotive, Inc., Class A	315,419	23,419,861
Upbound Group, Inc.	111,900	3,283,146
Urban Outfitters, Inc.A	137,704	7,631,556

		115,502,169

Textiles, Apparel & Luxury Goods - 0.67%
Capri Holdings Ltd.A	205,320	5,087,829
Carter’s, Inc.	81,642	4,402,137
Figs, Inc., Class AA	862,765	4,909,133
G-III Apparel Group Ltd.A	105,760	3,301,827
Levi Strauss & Co., Class A	360,622	6,862,637
PVH Corp.	56,397	5,053,171

		29,616,734

Total Consumer Discretionary		502,235,180

Consumer Staples - 1.50%
Beverages - 0.17%
Boston Beer Co., Inc., Class AA	29,353	7,357,916
Primo Brands Corp.	5,397	174,701

		7,532,617

Consumer Staples Distribution & Retail - 0.20%
SpartanNash Co.	15,060	274,544
United Natural Foods, Inc.A	133,160	3,960,178
Village Super Market, Inc., Class A	21,860	745,645
Weis Markets, Inc.B	57,811	3,905,711

		8,886,078

Food Products - 0.89%
Darling Ingredients, Inc.A	605,499	22,681,993
Fresh Del Monte Produce, Inc.	115,480	3,520,985
Hain Celestial Group, Inc.A	2,400,078	12,144,395
Seneca Foods Corp., Class AA	12,640	921,582

		39,268,955

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.72% (continued)
Consumer Staples - 1.50% (continued)
Household Products - 0.14%
Energizer Holdings, Inc.	173,690	$5,903,723

Personal Products - 0.03%
Herbalife Ltd.A	221,480	1,209,281

Tobacco - 0.07%
Universal Corp.	59,450	3,157,984

Total Consumer Staples		65,958,638

Energy - 6.25%
Energy Equipment & Services - 2.75%
Atlas Energy Solutions, Inc.B	1,097,811	25,205,741
Bristow Group, Inc.A	68,960	2,301,195
Cactus, Inc., Class A	91,611	5,470,093
Expro Group Holdings NVA	236,161	2,982,714
Helix Energy Solutions Group, Inc.A	342,150	2,744,043
Helmerich & Payne, Inc.	278,451	8,796,267
Liberty Energy, Inc.	617,856	11,312,943
NOV, Inc.	2,620,250	37,862,613
Oceaneering International, Inc.A	203,820	5,064,927
Patterson-UTI Energy, Inc.	1,737,046	14,017,961
ProPetro Holding Corp.A	210,590	1,870,039
Weatherford International PLC	58,133	3,659,472

		121,288,008

Oil, Gas & Consumable Fuels - 3.50%
Antero Resources Corp.A	430,664	16,072,380
APA Corp.	149,083	3,269,390
Centrus Energy Corp., Class AA B	62,251	5,123,257
Clean Energy Fuels Corp.A	538,400	1,782,104
CNX Resources Corp.A	528,817	14,479,009
Core Natural Resources, Inc.B	65,610	5,927,207
Crescent Energy Co., Class A	997,164	15,017,290
Delek U.S. Holdings, Inc.	270,813	4,836,720
HF Sinclair Corp.	329,321	11,881,902
Magnolia Oil & Gas Corp., Class A	390,790	9,261,723
Murphy Oil Corp.	244,300	6,505,709
NextDecade Corp.A	921,081	7,810,767
Northern Oil & Gas, Inc.	224,540	8,072,213
PBF Energy, Inc., Class A	216,633	6,338,682
Peabody Energy Corp.	273,280	4,960,032
Riley Exploration Permian, Inc.	51,710	1,714,187
Sitio Royalties Corp., Class A	572,806	11,536,313
SM Energy Co.	257,260	9,765,590
VAALCO Energy, Inc.	36,492	149,617
Viper Energy, Inc.	123,501	5,792,197
World Kinect Corp.	139,920	3,955,538

		154,251,827

Total Energy		275,539,835

Financials - 22.69%
Banks - 14.03%
Amalgamated Financial Corp.	39,690	1,386,769
Ameris Bancorp	107,190	7,037,023
Associated Banc-Corp.	555,938	13,976,281
Atlantic Union Bankshares Corp.	116,090	4,384,719
Axos Financial, Inc.A	97,020	6,784,609
Bank OZK	178,260	9,053,825
BankUnited, Inc.	36,180	1,487,360
Bar Harbor Bankshares	22,230	704,246
Business First Bancshares, Inc.	31,470	849,375
Byline Bancorp, Inc.	70,710	2,074,631

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.72% (continued)
Financials - 22.69% (continued)
Banks - 14.03% (continued)
Cathay General Bancorp	115,460	$5,483,195
Central Pacific Financial Corp.	12,110	361,968
Columbia Banking System, Inc.	1,987,317	55,446,144
Community Financial System, Inc.	237,589	15,569,207
Community Trust Bancorp, Inc.	28,760	1,538,948
CrossFirst Bankshares, Inc.A	76,170	1,237,001
Cullen/Frost Bankers, Inc.	113,653	15,843,228
Customers Bancorp, Inc.A	50,680	2,887,746
Eastern Bankshares, Inc.	143,193	2,629,023
Enterprise Financial Services Corp.	51,540	3,084,154
Farmers National Banc Corp.	59,270	815,555
FB Financial Corp.	72,460	3,826,613
First Bancorp/Southern Pines NC	19,900	878,187
First Bancshares, Inc.	47,850	1,835,047
First Busey Corp.	87,670	2,128,628
First Commonwealth Financial Corp.	165,470	2,760,040
First Financial Bancorp	147,410	4,130,428
First Hawaiian, Inc.	1,511,779	41,755,336
First Horizon Corp.	937,794	20,528,311
First Merchants Corp.	247,286	10,989,390
FNB Corp.	555,540	8,716,423
Fulton Financial Corp.	255,010	5,186,903
Glacier Bancorp, Inc.	500,168	24,843,345
Great Southern Bancorp, Inc.	18,930	1,112,895
Hancock Whitney Corp.	62,060	3,707,464
Hilltop Holdings, Inc.	166,873	5,036,227
HomeTrust Bancshares, Inc.	28,150	1,035,076
Hope Bancorp, Inc.	58,200	678,612
Independent Bank Corp.	345,671	22,748,020
International Bancshares Corp.	100,310	6,609,426
Live Oak Bancshares, Inc.	586,471	20,813,856
Mercantile Bank Corp.	25,840	1,261,250
Midland States Bancorp, Inc.	33,780	650,603
National Bank Holdings Corp., Class A	413,692	17,842,536
NBT Bancorp, Inc.	378,357	18,021,144
Nicolet Bankshares, Inc.	12,170	1,364,622
Northwest Bancshares, Inc.	163,600	2,161,156
OceanFirst Financial Corp.	28,200	506,472
Old Second Bancorp, Inc.	70,710	1,328,641
Origin Bancorp, Inc.	148,593	5,634,647
Pacific Premier Bancorp, Inc.	46,620	1,207,458
Pathward Financial, Inc.	40,480	3,227,470
Peoples Bancorp, Inc.	57,300	1,870,845
Preferred Bank	24,210	2,211,826
Prosperity Bancshares, Inc.	179,702	14,376,160
Provident Financial Services, Inc.	117,260	2,177,518
QCR Holdings, Inc.	27,070	2,104,963
Renasant Corp.	517,129	20,105,976
S&T Bancorp, Inc.	59,180	2,334,059
Seacoast Banking Corp. of Florida	1,071,304	30,478,599
ServisFirst Bancshares, Inc.	186,827	16,939,604
Simmons First National Corp., Class A	133,190	3,026,077
SmartFinancial, Inc.	17,330	611,056
Southern Missouri Bancorp, Inc.	18,020	1,066,424
SouthState Corp.	111,693	11,793,664
Stellar Bancorp, Inc.	25,700	729,880
Synovus Financial Corp.	69,074	3,897,155
Texas Capital Bancshares, Inc.A	569,302	44,946,393
Towne Bank	36,200	1,294,874
Triumph Financial, Inc.A	323,766	24,949,408
TrustCo Bank Corp.	26,340	847,094

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.72% (continued)
Financials - 22.69% (continued)
Banks - 14.03% (continued)
Trustmark Corp.	15,590	$584,625
UMB Financial Corp.	41,439	4,885,658
United Bankshares, Inc.	89,960	3,463,460
United Community Banks, Inc.	285,077	9,456,004
Veritex Holdings, Inc.	26,300	704,840
WaFd, Inc.	165,313	4,906,490
Webster Financial Corp.	114,881	6,920,431
WesBanco, Inc.	28,480	997,939
Westamerica BanCorp	41,650	2,155,804
WSFS Financial Corp.	61,660	3,452,960

		618,451,019

Capital Markets - 1.59%
Cohen & Steers, Inc.	44,703	3,962,027
Federated Hermes, Inc.	301,395	11,986,479
Oppenheimer Holdings, Inc., Class A	17,490	1,203,662
Perella Weinberg Partners	169,301	4,371,352
StepStone Group, Inc., Class A	210,745	13,504,539
Stifel Financial Corp.	129,682	15,023,660
StoneX Group, Inc.A	50,550	5,536,236
Victory Capital Holdings, Inc., Class A	106,410	7,042,214
Virtus Investment Partners, Inc.	9,470	1,889,265
WisdomTree, Inc.	592,098	5,796,639

		70,316,073

Consumer Finance - 1.43%
Bread Financial Holdings, Inc.	81,360	5,152,529
Encore Capital Group, Inc.A	37,940	1,878,030
Enova International, Inc.A	49,920	5,607,014
EZCORP, Inc., Class AA	84,110	1,010,161
Green Dot Corp., Class AA	72,600	643,962
LendingClub Corp.A	151,720	2,046,703
Navient Corp.	217,280	2,970,218
Nelnet, Inc., Class A	28,270	3,114,506
PRA Group, Inc.A	53,260	1,177,579
SLM Corp.	1,410,987	39,380,647

		62,981,349

Financial Services - 2.64%
Acacia Research Corp.A	157,650	687,354
Burford Capital Ltd.	1,432,380	20,110,615
Essent Group Ltd.	208,555	12,148,329
Euronet Worldwide, Inc.A	42,244	4,161,034
HA Sustainable Infrastructure Capital, Inc.	1,038,912	29,099,925
Merchants Bancorp	44,020	1,845,759
MGIC Investment Corp.	410,290	10,478,807
NMI Holdings, Inc.A	133,299	5,148,007
PennyMac Financial Services, Inc.	80,790	8,457,905
Radian Group, Inc.	254,750	8,666,595
WEX, Inc.A	85,266	15,679,565

		116,483,895

Insurance - 3.00%
American Coastal Insurance Corp.	65,020	792,594
Assured Guaranty Ltd.	94,780	8,966,188
Brighthouse Financial, Inc.A	106,110	6,548,048
CNO Financial Group, Inc.	326,811	13,052,831
Donegal Group, Inc., Class A	43,220	640,953
Employers Holdings, Inc.	42,530	2,090,775
Enstar Group Ltd.A	27,366	8,948,408
First American Financial Corp.	132,478	8,375,259
Genworth Financial, Inc.A	758,470	5,483,738
Global Indemnity Group LLC, Class A	326,704	11,751,543
HCI Group, Inc.B	14,090	1,717,994

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.72% (continued)
Financials - 22.69% (continued)
Insurance - 3.00% (continued)
Horace Mann Educators Corp.	648,591	$25,055,070
Kemper Corp.	360,956	24,249,024
Lincoln National Corp.	76,421	2,686,962
Oscar Health, Inc., Class AA	271,900	4,513,540
ProAssurance Corp.A	69,100	1,033,736
Universal Insurance Holdings, Inc.	38,190	738,595
White Mountains Insurance Group Ltd.	2,850	5,507,511

		132,152,769

Total Financials		1,000,385,105

Health Care - 3.45%
Biotechnology - 0.35%
Alkermes PLCA	342,053	10,784,931
Mirum Pharmaceuticals, Inc.A	94,217	4,605,327

		15,390,258

Health Care Equipment & Supplies - 1.19%
Embecta Corp.	140,050	2,511,096
Envista Holdings Corp.A	205,886	4,224,781
Globus Medical, Inc., Class AA	148,576	13,775,967
Integer Holdings Corp.A	42,508	6,045,488
LivaNova PLCA	198,100	9,895,095
Solventum Corp.A	214,909	15,916,160

		52,368,587

Health Care Providers & Services - 0.42%
Acadia Healthcare Co., Inc.A	124,163	5,600,993
Encompass Health Corp.	93,203	9,252,262
Ensign Group, Inc.	25,582	3,572,782

		18,426,037

Health Care Technology - 0.24%
Certara, Inc.A	518,909	7,384,075
Evolent Health, Inc., Class AA	290,976	3,040,700

		10,424,775

Pharmaceuticals - 1.25%
Biote Corp., Class AA	56,120	285,651
Collegium Pharmaceutical, Inc.A	66,480	2,135,337
Organon & Co.	1,327,896	20,662,062
Perrigo Co. PLC	1,093,520	27,239,583
SIGA Technologies, Inc.	826,556	4,942,805

		55,265,438

Total Health Care		151,875,095

Industrials - 19.18%
Aerospace & Defense - 0.62%
BWX Technologies, Inc.	125,243	14,143,692
Ducommun, Inc.A	23,730	1,622,657
Kratos Defense & Security Solutions, Inc.A	349,454	11,661,280

		27,427,629

Building Products - 1.10%
Gibraltar Industries, Inc.A	405,985	24,915,300
Masterbrand, Inc.A	241,230	4,178,104
Quanex Building Products Corp.	377,241	7,922,061
Resideo Technologies, Inc.A	278,060	6,261,911
Zurn Elkay Water Solutions Corp.	128,639	5,073,522

		48,350,898

Commercial Services & Supplies - 2.28%
ACCO Brands Corp.	223,750	1,176,925
ACV Auctions, Inc., Class AA	95,492	2,020,611
Brink’s Co.	98,280	9,172,473

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.72% (continued)
Industrials - 19.18% (continued)
Commercial Services & Supplies - 2.28% (continued)
CoreCivic, Inc.A	228,740	$4,680,020
Deluxe Corp.	717,585	16,640,796
Enviri Corp.A	1,953,867	18,718,046
Interface, Inc.	1,059,163	26,224,876
MillerKnoll, Inc.	639,119	14,341,830
Montrose Environmental Group, Inc.A	103,145	2,147,479
Quad/Graphics, Inc.	468,575	3,148,824
Steelcase, Inc., Class A	211,390	2,426,757

		100,698,637

Construction & Engineering - 1.53%
Fluor Corp.A	353,652	17,049,563
Granite Construction, Inc.	75,456	6,650,692
Matrix Service Co.A	58,535	793,734
MYR Group, Inc.A	56,391	7,983,274
Tutor Perini Corp.A	126,360	3,044,012
Valmont Industries, Inc.	14,622	4,850,995
WillScot Holdings Corp.A	725,466	26,885,770

		67,258,040

Electrical Equipment - 0.77%
EnerSys	351,830	34,152,138

Ground Transportation - 1.60%
Covenant Logistics Group, Inc.	33,680	933,273
Heartland Express, Inc.	189,100	2,163,304
Lyft, Inc., Class AA	623,206	8,438,209
Schneider National, Inc., Class B	332,883	9,903,269
U-Haul Holding Co.	385,084	24,930,338
Universal Logistics Holdings, Inc.B	29,550	1,306,701
Werner Enterprises, Inc.B	638,715	23,057,612

		70,732,706

Machinery - 6.42%
AGCO Corp.	93,652	9,780,078
Astec Industries, Inc.	43,340	1,512,999
Atmus Filtration Technologies, Inc.	141,554	5,919,788
Blue Bird Corp.A	66,000	2,350,920
Columbus McKinnon Corp.	595,584	21,691,169
Enerpac Tool Group Corp.	849,553	38,391,300
Enpro, Inc.	31,889	5,921,787
Flowserve Corp.	383,478	24,013,392
Gates Industrial Corp. PLCA	390,737	8,084,349
Greenbrier Cos., Inc.	785,319	52,035,237
Helios Technologies, Inc.	501,982	22,393,417
Kennametal, Inc.	749,971	17,961,806
Middleby Corp.A	55,862	9,560,223
Miller Industries, Inc.	123,105	8,121,237
Park-Ohio Holdings Corp.	31,480	783,222
Standex International Corp.	92,094	16,825,574
Stanley Black & Decker, Inc.	80,800	7,116,056
Terex Corp.	139,150	6,691,724
Timken Co.	296,389	23,791,145

		282,945,423

Marine Transportation - 0.91%
Kirby Corp.A	263,145	28,722,277
Matson, Inc.	80,000	11,348,000

		40,070,277

Passenger Airlines - 0.09%
Allegiant Travel Co.	37,500	3,841,125

Professional Services - 1.88%
Concentrix Corp.B	314,068	16,419,475

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.72% (continued)
Industrials - 19.18% (continued)
Professional Services - 1.88% (continued)
CSG Systems International, Inc.	150,362	$8,839,782
Heidrick & Struggles International, Inc.	41,220	1,916,318
Hudson Global, Inc.A	55,612	715,170
KBR, Inc.	205,055	11,159,093
Korn Ferry	180,600	12,773,838
ManpowerGroup, Inc.	219,740	13,232,743
Robert Half, Inc.	272,714	17,669,140

		82,725,559

Trading Companies & Distributors - 1.98%
Air Lease Corp.	227,860	10,527,132
BlueLinx Holdings, Inc.A	18,140	1,955,129
Boise Cascade Co.	115,641	14,589,268
DNOW, Inc.A	1,496,820	22,272,682
GMS, Inc.A	65,710	5,541,981
MRC Global, Inc.A	191,720	2,814,450
MSC Industrial Direct Co., Inc., Class A	218,187	17,544,417
Rush Enterprises, Inc., Class A	201,123	12,218,222

		87,463,281

Total Industrials		845,665,713

Information Technology - 10.47%
Communications Equipment - 4.09%
Calix, Inc.A	123,435	4,897,901
Ciena Corp.A	422,391	36,807,152
Extreme Networks, Inc.A	1,080,172	17,077,519
F5, Inc.A	237,196	70,508,883
Lumentum Holdings, Inc.A	476,502	40,531,260
NETGEAR, Inc.A	64,750	1,790,338
Viavi Solutions, Inc.A	708,012	8,524,464

		180,137,517

Electronic Equipment, Instruments & Components - 4.14%
Arrow Electronics, Inc.A	83,513	9,733,440
Avnet, Inc.	964,695	49,836,144
Belden, Inc.	245,055	28,541,556
Benchmark Electronics, Inc.	72,770	3,104,368
Coherent Corp.A	397,539	35,973,304
Knowles Corp.A	898,873	17,015,666
Methode Electronics, Inc.	85,900	972,388
nLight, Inc.A	608,719	6,799,391
Plexus Corp.A	30,754	4,358,150
ScanSource, Inc.A	53,540	2,240,649
TTM Technologies, Inc.A	207,000	5,090,130
Vishay Intertechnology, Inc.	968,624	16,398,804
Vontier Corp.	69,200	2,667,660

		182,731,650

IT Services - 0.53%
ASGN, Inc.A	157,217	13,868,112
DXC Technology Co.A	436,100	9,472,092

		23,340,204

Semiconductors & Semiconductor Equipment - 0.88%
Alpha & Omega Semiconductor Ltd.A	65,310	2,509,210
Cohu, Inc.A	184,722	4,231,981
Diodes, Inc.A	309,300	18,242,514
Rambus, Inc.A	124,736	7,686,232
Synaptics, Inc.A	74,673	6,339,738

		39,009,675

Software - 0.60%
A10 Networks, Inc.	397,770	7,800,269
Adeia, Inc.	218,300	2,805,155

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.72% (continued)
Information Technology - 10.47% (continued)
Software - 0.60% (continued)
Blackbaud, Inc.A	68,525	$5,286,704
Consensus Cloud Solutions, Inc.A	46,540	1,318,013
Dolby Laboratories, Inc., Class A	108,174	9,057,409

		26,267,550

Technology Hardware, Storage & Peripherals - 0.23%
Corsair Gaming, Inc.A	515,307	4,720,212
Diebold Nixdorf, Inc.A B	90,560	3,920,342
Eastman Kodak Co.A	193,740	1,431,739

		10,072,293

Total Information Technology		461,558,889

Materials - 6.59%
Chemicals - 2.36%
AdvanSix, Inc.	60,160	1,881,805
Ashland, Inc.	179,976	11,426,676
Avient Corp.	225,065	9,655,289
Ecovyst, Inc.A	2,267,598	17,596,561
FMC Corp.	148,270	8,270,501
Huntsman Corp.	839,662	14,131,511
Olin Corp.	696,222	20,392,342
Quaker Chemical Corp.B	61,690	8,709,394
Rayonier Advanced Materials, Inc.A	158,820	1,270,560
Stepan Co.	172,165	10,913,539

		104,248,178

Construction Materials - 0.24%
Knife River Corp.A	102,042	10,569,510

Containers & Packaging - 1.14%
Greif, Inc., Class A	281,615	17,240,470
Sealed Air Corp.	351,000	12,225,330
Silgan Holdings, Inc.	148,661	8,179,328
Sonoco Products Co.	261,618	12,463,482

		50,108,610

Metals & Mining - 2.67%
Alcoa Corp.	178,484	6,304,055
ATI, Inc.A	500,151	28,553,621
Carpenter Technology Corp.	40,065	7,734,949
Elah Holdings, Inc.A	3,122	71,806
Ferroglobe PLC	2,806,770	10,918,335
Kaiser Aluminum Corp.	302,718	21,190,260
Materion Corp.	253,450	25,598,450
MP Materials Corp.A B	446,456	9,804,174
SunCoke Energy, Inc.	132,750	1,246,522
Warrior Met Coal, Inc.	117,770	6,214,723

		117,636,895

Paper & Forest Products - 0.18%
Sylvamo Corp.	98,760	7,910,676

Total Materials		290,473,869

Real Estate - 5.32%
Health Care REITs - 0.49%
CareTrust REIT, Inc.	139,093	3,685,964
Healthcare Realty Trust, Inc.	708,049	11,859,821
Healthpeak Properties, Inc.	289,079	5,972,372

		21,518,157

Hotel & Resort REITs - 0.17%
Ryman Hospitality Properties, Inc.	69,601	7,296,969

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.72% (continued)
Real Estate - 5.32% (continued)
Industrial REITs - 1.00%
Americold Realty Trust, Inc.	446,181	$9,749,055
First Industrial Realty Trust, Inc.	234,643	12,527,590
STAG Industrial, Inc.	124,890	4,268,740
Terreno Realty Corp.	271,753	17,778,081

		44,323,466

Office REITs - 0.33%
Douglas Emmett, Inc.	431,282	7,918,338
Highwoods Properties, Inc.	223,338	6,653,239

		14,571,577

Real Estate Management & Development - 1.24%
Howard Hughes Holdings, Inc.A	77,550	5,922,494
Jones Lang LaSalle, Inc.A	119,956	33,923,557
Newmark Group, Inc., Class A	513,587	7,256,984
RMR Group, Inc., Class A	150,445	2,808,808
Seritage Growth Properties, Class AA B	1,078,083	4,032,030
Tejon Ranch Co.A	54,290	880,584

		54,824,457

Retail REITs - 1.18%
Acadia Realty Trust	556,531	12,822,474
Agree Realty Corp.	289,010	20,973,456
NETSTREIT Corp.	858,637	12,433,064
Urban Edge Properties	278,119	5,656,940

		51,885,934

Specialized REITs - 0.91%
PotlatchDeltic Corp.	897,594	40,149,380

Total Real Estate		234,569,940

Utilities - 3.42%
Electric Utilities - 1.21%
IDACORP, Inc.	98,646	10,845,141
OGE Energy Corp.	435,549	18,393,235
Otter Tail Corp.	18,850	1,452,204
Portland General Electric Co.	301,700	12,411,938
TXNM Energy, Inc.	214,031	10,348,399

		53,450,917

Gas Utilities - 1.34%
Chesapeake Utilities Corp.	68,565	8,382,071
MDU Resources Group, Inc.	458,540	8,171,183
National Fuel Gas Co.	185,800	13,011,574
Northwest Natural Holding Co.	96,690	3,859,865
ONE Gas, Inc.	68,904	4,867,379
Southwest Gas Holdings, Inc.	115,893	8,654,889
Spire, Inc.	129,890	9,216,994
UGI Corp.	96,610	2,968,825

		59,132,780

Multi-Utilities - 0.87%
Avista Corp.	431,838	15,813,908
Black Hills Corp.	246,780	14,493,389
Northwestern Energy Group, Inc.	147,700	7,962,507

		38,269,804

Total Utilities		150,853,501

Total Common Stocks (Cost $3,379,018,565)		4,087,677,505

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 3.90%
Consumer Discretionary - 0.14%
Hotels, Restaurants & Leisure - 0.14%
Genius Sports Ltd.A	722,105	$6,376,187

Consumer Staples - 0.31%
Food Products - 0.31%
SunOpta, Inc.A	1,855,828	13,603,219

Energy - 0.42%
Oil, Gas & Consumable Fuels - 0.42%
Baytex Energy Corp.	1,905,615	4,573,476
Kosmos Energy Ltd.A	4,380,507	13,930,012

		18,503,488

Total Energy		18,503,488

Financials - 1.94%
Banks - 1.85%
Bank of NT Butterfield & Son Ltd.	408,497	14,987,755
First BanCorp	134,040	2,782,670
OFG Bancorp	664,611	28,385,536
Popular, Inc.	345,417	35,557,226

		81,713,187

Insurance - 0.09%
SiriusPoint Ltd.A	265,920	3,871,795

Total Financials		85,584,982

Information Technology - 0.80%
Semiconductors & Semiconductor Equipment - 0.80%
Tower Semiconductor Ltd.A	718,839	35,144,039

Materials - 0.29%
Metals & Mining - 0.29%
Alamos Gold, Inc., Class A	610,248	12,772,491

Total Foreign Common Stocks (Cost $97,092,918)		171,984,406

SHORT-TERM INVESTMENTS - 3.30% (Cost $145,344,286)
Investment Companies - 3.30%
American Beacon U.S. Government Money Market Select Fund, 4.23% C D	145,344,286	145,344,286

SECURITIES LENDING COLLATERAL - 0.28% (Cost $12,273,344)
Investment Companies - 0.28%
American Beacon U.S. Government Money Market Select Fund, 4.23% C D	12,273,344	12,273,344

TOTAL INVESTMENTS - 100.20% (Cost $3,633,729,113)		4,417,279,541
LIABILITIES, NET OF OTHER ASSETS - (0.20)%		(8,954,271)

TOTAL NET ASSETS - 100.00%		$4,408,325,270

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at January 31, 2025.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

LLC - Limited Liability Company.

PLC - Public Limited Company.

REITs – Real Estate Investment Trusts.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

Long Futures Contracts Open on January 31, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Russell 2000 Index Futures	1,449	March 2025	$169,977,869	$166,301,730	$(3,676,139)

			$169,977,869	$166,301,730	$(3,676,139)

Glossary:

Index Abbreviations:

Russell 2000	U.S. Small-Cap Stock Market Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2025, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,087,677,505	$—	$—	$4,087,677,505
Foreign Common Stocks	171,984,406	—	—	171,984,406
Short-Term Investments	145,344,286	—	—	145,344,286
Securities Lending Collateral	12,273,344	—	—	12,273,344

Total Investments in Securities - Assets	$4,417,279,541	$—	$—	$4,417,279,541

Financial Derivative Instruments - Liabilities
Futures Contracts	$(3,676,139)	$—	$—	$(3,676,139)

Total Financial Derivative Instruments - Liabilities	$(3,676,139)	$—	$—	$(3,676,139)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

January 31, 2025 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

January 31, 2025 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

January 31, 2025 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.